Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000053046 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equal Weight 0-30 Year Treasury ETF
Class Name	Invesco Equal Weight 0-30 Year Treasury ETF
Trading Symbol	GOVI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equal Weight 0-30 Year Treasury ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the U.S. treasury bond market experienced an elevated interest rate environment. Because the Fund primarily invests in U.S. treasury bonds, it experienced some losses; however, the Fund's equal-weighting of maturities helped to mitigate this impact.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE 1-30 Year Laddered Maturity US Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -1.27%, differed from the return of the Index, -1.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 0-1 years, followed by bonds with maturities of 4-5 years.
Positions | U.S. Treasury Note, 1.50% coupon, due 2/15/2030, followed by U.S. Treasury Note, 2.75% coupon, due 2/15/2028.
What detracted from performance?
Duration Allocations | Bonds with maturities of 26-27 years, followed by bonds with maturities of 25-26 years.
Positions | U.S. Treasury Bond, 2.25% coupon, due 2/15/2052, followed by U.S. Treasury Bond, 1.88% coupon, due 2/15/2051.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equal Weight 0-30 Year Treasury ETF — NAV Return	-1.27%	-4.69%	0.45%
Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark	-1.17%	-4.52%	0.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Treasury Index	2.42%	-1.47%	1.18%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 960,503,987
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,474,750
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$960,503,987
Total number of portfolio holdings	31
Total advisory fees paid	$1,474,750
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.50%, 02/15/2030	3.50%
U.S. Treasury Notes, 1.88%, 02/15/2032	3.49%
U.S. Treasury Notes, 3.50%, 02/15/2033	3.45%
U.S. Treasury Notes, 2.75%, 02/15/2028	3.45%
U.S. Treasury Notes, 4.00%, 02/15/2034	3.43%
U.S. Treasury Bonds, 5.38%, 02/15/2031	3.43%
U.S. Treasury Bonds, 5.25%, 02/15/2029	3.42%
U.S. Treasury Notes, 4.63%, 02/15/2035	3.41%
U.S. Treasury Bonds, 4.50%, 02/15/2036	3.39%
U.S. Treasury Bonds, 4.75%, 02/15/2037	3.37%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.50%, 02/15/2030	3.50%
U.S. Treasury Notes, 1.88%, 02/15/2032	3.49%
U.S. Treasury Notes, 3.50%, 02/15/2033	3.45%
U.S. Treasury Notes, 2.75%, 02/15/2028	3.45%
U.S. Treasury Notes, 4.00%, 02/15/2034	3.43%
U.S. Treasury Bonds, 5.38%, 02/15/2031	3.43%
U.S. Treasury Bonds, 5.25%, 02/15/2029	3.42%
U.S. Treasury Notes, 4.63%, 02/15/2035	3.41%
U.S. Treasury Bonds, 4.50%, 02/15/2036	3.39%
U.S. Treasury Bonds, 4.75%, 02/15/2037	3.37%
* Excluding money market fund holdings, if any.

C000053049 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Preferred ETF
Class Name	Invesco Preferred ETF
Trading Symbol	PGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Preferred ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the fixed rate preferred market benefited from higher yields and resilient fundamentals. Because the Fund holds the vast majority of its portfolio in preferred stocks, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA Core Plus Fixed Rate Preferred Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.15%, differed from the return of the Index, 1.25%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by positive effects of the sampling approach employed by the portfolio management team, as well as income received from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations | Diversified telecommunication services industry, followed by the banks industry.
Positions | Qwest Corp., Pfd., 6.50% coupon, a diversified telecommunication services company, followed by Qwest Corp., Pfd., 6.75% coupon, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Specialized REITs industry, followed by the automobiles industry.
Positions | Brighthouse Financial, Inc., Series B, Pfd., 6.75% coupon, an insurance company, followed by Ford Motor Co., Pfd., 6.00% coupon, an automobiles company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Preferred ETF — NAV Return	1.15%	0.42%	3.24%
ICE BofA Core Plus Fixed Rate Preferred Securities Index	1.25%	0.63%	3.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
S&P U.S. Preferred Stock Index	4.62%	3.23%	4.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,853,843,548
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 20,994,186
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,853,843,548
Total number of portfolio holdings	270
Total advisory fees paid	$20,994,186
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.76%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.59%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.47%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.39%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.39%
AT&T, Inc., Series C, Pfd., 4.75%	1.29%
Bank of America Corp., Series GG, Pfd., 6.00%	1.27%
Bank of America Corp., Series KK, Pfd., 5.38%	1.16%
AT&T, Inc., Pfd., 5.35%	1.12%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.76%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.59%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.47%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.39%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.39%
AT&T, Inc., Series C, Pfd., 4.75%	1.29%
Bank of America Corp., Series GG, Pfd., 6.00%	1.27%
Bank of America Corp., Series KK, Pfd., 5.38%	1.16%
AT&T, Inc., Pfd., 5.35%	1.12%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.11%
* Excluding money market fund holdings, if any.

C000053051 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental High Yield® Corporate Bond ETF
Class Name	Invesco Fundamental High Yield® Corporate Bond ETF
Trading Symbol	PHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental High Yield® Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental High Yield® Corporate Bond ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the high-yield credit market benefited from tightening credit spreads, higher carry, and resilient growth. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds with relatively strong fundamentals, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. High Yield 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.44%, differed from the return of the Index, 6.83%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry, followed by the consumer finance industry.
Positions | Walgreens Boots Alliance, Inc., 3.20% coupon, due 4/15/2030, a consumer staples distribution & retail company (no longer held at fiscal year-end), followed by Synchrony Financial, 7.25% coupon, due 2/2/2033, a consumer finance company.
What detracted from performance?
Industry Allocations | Technology hardware, storage & peripherals industry.
Positions | Sunnova Energy Corp., 11.75% coupon, due 10/1/2028, an independent power and renewable electricity producers company (no longer held at fiscal year-end), followed by Xerox Holdings Corp., 5.50% coupon, due 8/15/2028, a technology hardware, storage & peripherals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental High Yield® Corporate Bond ETF — NAV Return	6.44%	4.15%	4.65%
RAFI® Bonds U.S. High Yield 1-10 Index	6.83%	4.61%	5.36%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Corporate High Yield Index	8.26%	5.16%	5.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 351,960,341
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 1,923,957
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$351,960,341
Total number of portfolio holdings	268
Total advisory fees paid	$1,923,957
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Albertson's Cos., Inc./Safeway, Inc./New Albertson's L.P./Albertson's LLC, 6.25%, 03/15/2033	1.15%
PG&E Corp., 5.25%, 07/01/2030	1.06%
Synchrony Financial, 7.25%, 02/02/2033	1.05%
Ford Motor Co., 3.25%, 02/12/2032	1.02%
United AirLines, Inc., 4.63%, 04/15/2029	0.99%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	0.98%
Level 3 Financing, Inc., 6.88%, 06/30/2033	0.98%
StoneX Group, Inc., 7.88%, 03/01/2031	0.91%
Coinbase Global, Inc., 3.63%, 10/01/2031	0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.10%, 06/01/2029	0.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Albertson's Cos., Inc./Safeway, Inc./New Albertson's L.P./Albertson's LLC, 6.25%, 03/15/2033	1.15%
PG&E Corp., 5.25%, 07/01/2030	1.06%
Synchrony Financial, 7.25%, 02/02/2033	1.05%
Ford Motor Co., 3.25%, 02/12/2032	1.02%
United AirLines, Inc., 4.63%, 04/15/2029	0.99%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	0.98%
Level 3 Financing, Inc., 6.88%, 06/30/2033	0.98%
StoneX Group, Inc., 7.88%, 03/01/2031	0.91%
Coinbase Global, Inc., 3.63%, 10/01/2031	0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.10%, 06/01/2029	0.86%
* Excluding money market fund holdings, if any.

C000053071 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco National AMT-Free Municipal Bond ETF
Class Name	Invesco National AMT-Free Municipal Bond ETF
Trading Symbol	PZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco National AMT-Free Municipal Bond ETF	$27	0.28%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market lagged due to elevated issuance levels, lower spread sensitivity, and longer duration. Because the Fund primarily invests in investment grade national municipal bonds, it was exposed to these effects.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA National Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -3.87%, differed from the return of the Index, -3.29%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with rebalancing and sampling.
What contributed to performance?
State Allocations | Kansas bonds, followed by South Dakota bonds.
Positions | University of California, Series 2016 AR, 5.00% coupon, due 5/15/2046, followed by Sales Tax Securitization Corp., Series 2018 A, 5.00% coupon, due 1/1/2040 (no longer held at fiscal year-end).
What detracted from performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, 4.00% coupon, due 11/15/2050, followed by Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, 4.00% coupon, due 5/15/2057.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco National AMT-Free Municipal Bond ETF — NAV Return	-3.87%	-0.82%	1.79%
ICE BofA National Long-Term Core Plus Municipal Securities Index	-3.29%	-0.38%	2.18%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal Bond 20 Year Index	-2.95%	-0.14%	2.36%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,010,865,057
Holdings Count | Holding	4,748
Advisory Fees Paid, Amount	$ 8,325,776
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,010,865,057
Total number of portfolio holdings	4,748
Total advisory fees paid	$8,325,776
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.44%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.25%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.22%
University of California, Series 2016 AR, Ref. RB, 5.00%, 05/15/2046	0.22%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.20%
Hamilton (County of), OH (Cincinnati Children's Hospital), Series 2019 CC, RB, 5.00%, 11/15/2049	0.20%
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB, 5.00%, 04/01/2048	0.19%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.25%, 03/15/2052	0.18%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.17%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.44%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.25%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.22%
University of California, Series 2016 AR, Ref. RB, 5.00%, 05/15/2046	0.22%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.20%
Hamilton (County of), OH (Cincinnati Children's Hospital), Series 2019 CC, RB, 5.00%, 11/15/2049	0.20%
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB, 5.00%, 04/01/2048	0.19%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.25%, 03/15/2052	0.18%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.17%

C000053072 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Taxable Municipal Bond ETF
Class Name	Invesco Taxable Municipal Bond ETF
Trading Symbol	BAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Taxable Municipal Bond ETF	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the taxable municipal bonds market benefited from muted supply and higher yields than tax-exempt municipal bonds. Because the Fund primarily invests in taxable municipal bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA US Taxable Municipal Securities Plus Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.11%, differed from the return of the Index, 2.33%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | Illinois (State of), Series 2010 2, 6.90% coupon, due 3/1/2035, followed by Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, 4.64% coupon, due 8/15/2030.
What detracted from performance?
State Allocations | New Hampshire bonds, followed by Ohio bonds.
Positions | Los Angeles (City of), CA Department of Water & Power, Series 2010, 6.57% coupon, due 7/1/2045, followed by Chicago (City of), IL (O'Hare International Airport), Series 2018 C, 4.57% coupon, due 1/1/2054.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Taxable Municipal Bond ETF — NAV Return	2.11%	-1.03%	2.91%
Blended - ICE BofA US Taxable Municipal Securities Plus Index	2.33%	-0.66%	3.10%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA U.S. Corporate Index	4.26%	0.23%	3.14%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 904,940,232
Holdings Count | Holding	975
Advisory Fees Paid, Amount	$ 2,818,302
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$904,940,232
Total number of portfolio holdings	975
Total advisory fees paid	$2,818,302
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.43%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	1.12%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	1.11%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	1.08%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.99%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.95%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.92%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.87%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.80%
California (State of), Series 2009, GO Bonds, 7.30%, 10/01/2039	0.77%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.43%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	1.12%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	1.11%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	1.08%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.99%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.95%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.92%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.87%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.80%
California (State of), Series 2009, GO Bonds, 7.30%, 10/01/2039	0.77%

C000053967 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California AMT-Free Municipal Bond ETF
Class Name	Invesco California AMT-Free Municipal Bond ETF
Trading Symbol	PWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California AMT-Free Municipal Bond ETF	$27	0.28%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade California municipal bond market lagged due to elevated issuance levels, lower spread sensitivity, and longer duration. Because the Fund primarily invests in long-term California municipal bonds, it was exposed to these effects.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA California Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -3.95%, differed from the return of the Index, -3.56%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | Guam bonds.
Positions | Chaffey Joint Union High School District (Election of 2012), Series 2015 B, 5.00% coupon, due 8/1/2044, followed by Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No. 2), Series 2016, 5.00% coupon, due 10/1/2047.
What detracted from performance?
State Allocations | California bonds.
Positions | California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 5.00% coupon, due 11/1/2047, followed by California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00% coupon, due 5/1/2049.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California AMT-Free Municipal Bond ETF — NAV Return	-3.95%	-0.81%	1.79%
ICE BofA California Long-Term Core Plus Municipal Securities Index	-3.56%	-0.53%	2.07%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal Bond 20 Year Index	-2.95%	-0.14%	2.36%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 976,324,726
Holdings Count | Holding	998
Advisory Fees Paid, Amount	$ 2,001,186
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$976,324,726
Total number of portfolio holdings	998
Total advisory fees paid	$2,001,186
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
California (State of) Educational Facilities Authority, Series 2025 A, RB, 5.00%, 10/01/2055	0.77%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.63%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.58%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.58%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.57%
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB, 5.00%, 04/01/2049	0.56%
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB, 5.00%, 10/01/2054	0.55%
California (State of), Series 2024, GO Bonds, 5.00%, 09/01/2048	0.51%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.50%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.49%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) Educational Facilities Authority, Series 2025 A, RB, 5.00%, 10/01/2055	0.77%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.63%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.58%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.58%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.57%
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB, 5.00%, 04/01/2049	0.56%
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB, 5.00%, 10/01/2054	0.55%
California (State of), Series 2024, GO Bonds, 5.00%, 09/01/2048	0.51%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.50%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.49%

C000053968 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New York AMT-Free Municipal Bond ETF
Class Name	Invesco New York AMT-Free Municipal Bond ETF
Trading Symbol	PZT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New York AMT-Free Municipal Bond ETF	$27	0.28%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade New York municipal bond market lagged due to elevated issuance levels, lower spread sensitivity, and longer duration. Because the Fund primarily invests in long-term New York municipal bonds, it was exposed to these effects.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA New York Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -4.02%, differed from the return of the Index, -3.71%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | No states contributed to the Fund's performance during this period.
Positions | New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, 5.00% coupon, due 11/15/2040, followed by New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, 5.00% coupon, due 11/15/2045.
What detracted from performance?
State Allocations | New York bonds, followed by Guam bonds.
Positions | New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, 4.00% coupon, due 11/15/2052, followed by New York (State of) Dormitory Authority, Series 2020 A, 4.00% coupon, due 7/1/2050.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New York AMT-Free Municipal Bond ETF — NAV Return	-4.02%	-0.72%	1.81%
ICE BofA New York Long-Term Core Plus Municipal Securities Index	-3.71%	-0.40%	2.01%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal Bond 20 Year Index	-2.95%	-0.14%	2.36%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 131,862,209
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 373,164
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$131,862,209
Total number of portfolio holdings	547
Total advisory fees paid	$373,164
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	1.54%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	1.52%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.43%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.37%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.36%
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB, 4.00%, 07/01/2047	1.35%
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2061	1.26%
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB, 4.00%, 07/01/2049	1.14%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.13%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 3.00%, 11/01/2047	1.08%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	1.54%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	1.52%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.43%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.37%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.36%
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB, 4.00%, 07/01/2047	1.35%
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2061	1.26%
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB, 4.00%, 07/01/2049	1.14%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.13%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 3.00%, 11/01/2047	1.08%

C000054223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate Municipal Income ETF
Class Name	Invesco Floating Rate Municipal Income ETF
Trading Symbol	PVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate Municipal Income ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the non-taxable variable rate demand obligation market benefited from elevated interest rates. Because the Fund holds the majority of its portfolio in variable rate demand obligation bonds, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE US Municipal AMT-Free VRDO Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.35%, differed from the return of the Index, 2.74%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by Florida bonds.
Positions | West Palm Beach (City Of), FL, Series 2008 C, 2.65% coupon, due 10/1/2038, followed by New York (City of), NY, Municipal Water Finance Authority, Series 2012, 2.60% coupon, due 6/15/2046.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate Municipal Income ETF — NAV Return	2.35%	1.54%	1.10%
Blended - ICE US Municipal AMT-Free VRDO Constrained Index	2.74%	1.86%	1.36%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Municipal 1-Year Bond Index	3.26%	1.65%	1.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 31,041,178
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 76,424
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$31,041,178
Total number of portfolio holdings	85
Total advisory fees paid	$76,424

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, RB, 3.30%, 09/02/2025	4.51%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 2.75%, 06/15/2046	4.43%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 2.67%, 07/01/2039	3.87%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 3.08%, 10/01/2039	3.87%
New York City Housing Development Corp., Series 2006 A, VRD RB, 2.70%, 10/15/2041	3.87%
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 F, Ref. VRD RB, 3.75%, 08/15/2057	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.77%, 06/01/2046	3.58%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.65%, 09/01/2035	3.54%
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds, 3.95%, 08/01/2044	3.22%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB, 2.60%, 08/01/2039	3.22%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2021 A-1, RB, 3.30%, 09/02/2025	4.51%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 2.75%, 06/15/2046	4.43%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 2.67%, 07/01/2039	3.87%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 3.08%, 10/01/2039	3.87%
New York City Housing Development Corp., Series 2006 A, VRD RB, 2.70%, 10/15/2041	3.87%
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 F, Ref. VRD RB, 3.75%, 08/15/2057	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.77%, 06/01/2046	3.58%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.65%, 09/01/2035	3.54%
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds, 3.95%, 08/01/2044	3.22%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB, 2.60%, 08/01/2039	3.22%

C000082591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco CEF Income Composite ETF
Class Name	Invesco CEF Income Composite ETF
Trading Symbol	PCEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco CEF Income Composite ETF	$48	0.45%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the fixed income portion of the strategy hampered performance versus the S&P 500® Index. Equities performed well during the period with equity closed-end funds ("CEFs") being no exception. Several equity income strategies outperformed the S&P 500® Index, with discount tightening playing a role.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S-Network Composite Closed-End Fund IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index. The Fund is a “fund of funds,” meaning that it invests its assets in the common shares of funds included in the Index rather than in individual securities (each, an “Underlying Fund” and collectively, the “Underlying Funds”).
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.23%, differed from the return of the Index, 12.54%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Asset Class Allocations | Equity CEFs, followed by fixed income CEFs.
Positions | BlackRock Science and Technology Term Trust, followed by Eaton Vance Tax-Managed Global Diversified Equity Income Fund.
What detracted from performance?
Asset Class Allocations | Specialty CEFs, followed by alternative CEFs.
Positions | BlackRock Health Sciences Term Trust, followed by BlackRock Core Bond Trust.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco CEF Income Composite ETF — NAV Return	12.23%	7.73%	7.52%
S-Network Composite Closed-End Fund Index℠	12.54%	7.90%	7.81%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 839,600,112
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 3,632,429
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$839,600,112
Total number of portfolio holdings	115
Total advisory fees paid	$3,632,429
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.09%
Nuveen Preferred & Income Opportunities Fund	2.63%
BlackRock Science & Technology Term Trust	2.60%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.50%
Nuveen S&P 500 Buy-Write Income Fund	2.47%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.40%
BlackRock Enhanced Equity Dividend Trust	2.40%
BlackRock Technology and Private Equity Term Trust	2.37%
BlackRock Capital Allocation Term Trust	2.28%
Virtus Dividend, Interest & Premium Strategy Fund	2.27%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.09%
Nuveen Preferred & Income Opportunities Fund	2.63%
BlackRock Science & Technology Term Trust	2.60%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.50%
Nuveen S&P 500 Buy-Write Income Fund	2.47%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.40%
BlackRock Enhanced Equity Dividend Trust	2.40%
BlackRock Technology and Private Equity Term Trust	2.37%
BlackRock Capital Allocation Term Trust	2.28%
Virtus Dividend, Interest & Premium Strategy Fund	2.27%
* Excluding money market fund holdings, if any.

C000086469 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Discretionary ETF
Class Name	Invesco S&P SmallCap Consumer Discretionary ETF
Trading Symbol	PSCD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Discretionary ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap consumer discretionary securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.91%, differed from the return of the Index, 6.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Diversified consumer services industry, followed by the automobile components industry.
Positions | Stride, Inc., a diversified consumer services company, and Brinker International, Inc., a hotels, restaurants & leisure company.
What detracted from performance?
Industry Allocations |  Household durables industry, followed by the textiles apparel & luxury goods industry.
Positions | Six Flags Entertainment Corp., a hotels, restaurants & leisure company, and Champion Homes, Inc., a household durables company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Discretionary ETF — NAV Return	5.91%	12.75%	9.44%
S&P SmallCap 600® Capped Consumer Discretionary Index	6.16%	12.88%	9.59%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 21,293,739
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 68,904
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$21,293,739
Total number of portfolio holdings	86
Total advisory fees paid	$68,904
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
BorgWarner, Inc.	4.83%
Stride, Inc.	3.60%
Brinker International, Inc.	3.56%
Installed Building Products, Inc.	3.06%
Group 1 Automotive, Inc.	3.03%
Meritage Homes Corp.	2.87%
Etsy, Inc.	2.84%
Boot Barn Holdings, Inc.	2.79%
Asbury Automotive Group, Inc.	2.54%
Adtalem Global Education, Inc.	2.42%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
BorgWarner, Inc.	4.83%
Stride, Inc.	3.60%
Brinker International, Inc.	3.56%
Installed Building Products, Inc.	3.06%
Group 1 Automotive, Inc.	3.03%
Meritage Homes Corp.	2.87%
Etsy, Inc.	2.84%
Boot Barn Holdings, Inc.	2.79%
Asbury Automotive Group, Inc.	2.54%
Adtalem Global Education, Inc.	2.42%
* Excluding money market fund holdings, if any.

C000086470 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Class Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Trading Symbol	PSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Utilities & Communication Services ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap utilities and communication services securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Utilities & Communication Services Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -1.26%, differed from the return of the Index, -1.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Wireless telecommunication services industry, followed by the media industry.
Positions | Telephone and Data Systems, Inc., a wireless telecommunication services company, and EchoStar Corp., a media company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the interactive media & services industry.
Positions | Cogent Communications Holdings, Inc., a diversified telecommunication services company, and Cable One, Inc., a media company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Utilities & Communication Services ETF — NAV Return	-1.26%	4.73%	6.96%
S&P SmallCap 600® Capped Utilities & Communication Services Index	-1.00%	5.02%	7.22%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 13,055,370
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 46,918
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$13,055,370
Total number of portfolio holdings	40
Total advisory fees paid	$46,918
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.07%
Telephone and Data Systems, Inc.	5.49%
Otter Tail Corp.	4.88%
TEGNA, Inc.	4.73%
MDU Resources Group, Inc.	4.62%
Madison Square Garden Sports Corp., Class A	4.60%
MGE Energy, Inc.	4.32%
Avista Corp.	4.08%
CarGurus, Inc.	4.06%
Chesapeake Utilities Corp.	4.00%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.07%
Telephone and Data Systems, Inc.	5.49%
Otter Tail Corp.	4.88%
TEGNA, Inc.	4.73%
MDU Resources Group, Inc.	4.62%
Madison Square Garden Sports Corp., Class A	4.60%
MGE Energy, Inc.	4.32%
Avista Corp.	4.08%
CarGurus, Inc.	4.06%
Chesapeake Utilities Corp.	4.00%
* Excluding money market fund holdings, if any.

C000086471 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Staples ETF
Class Name	Invesco S&P SmallCap Consumer Staples ETF
Trading Symbol	PSCC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Staples ETF	$28	0.29%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap consumer staples securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -5.90%, differed from the return of the Index, -5.67%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Food products industry, followed by the consumer staples distribution & retail industry.
Positions | Cal-Maine Foods, Inc., a food products company, and United Natural Foods, Inc., a consumer staples distribution & retail company.
What detracted from performance?
Industry Allocations |  Packaged foods & meats industry, followed by the personal care products industry.
Positions | Freshpet, Inc., a food products company, and TreeHouse Foods, Inc., a food products company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Staples ETF — NAV Return	-5.90%	7.80%	8.46%
S&P SmallCap 600® Capped Consumer Staples Index	-5.67%	8.03%	8.74%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 39,492,673
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 138,927
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$39,492,673
Total number of portfolio holdings	29
Total advisory fees paid	$138,927
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	12.11%
WD-40 Co.	7.10%
Freshpet, Inc.	6.61%
PriceSmart, Inc.	6.48%
Simply Good Foods Co. (The)	6.39%
Energizer Holdings, Inc.	4.73%
Grocery Outlet Holding Corp.	4.64%
Chefs' Warehouse, Inc. (The)	4.50%
United Natural Foods, Inc.	4.46%
J&J Snack Foods Corp.	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	12.11%
WD-40 Co.	7.10%
Freshpet, Inc.	6.61%
PriceSmart, Inc.	6.48%
Simply Good Foods Co. (The)	6.39%
Energizer Holdings, Inc.	4.73%
Grocery Outlet Holding Corp.	4.64%
Chefs' Warehouse, Inc. (The)	4.50%
United Natural Foods, Inc.	4.46%
J&J Snack Foods Corp.	4.23%
* Excluding money market fund holdings, if any.

C000086472 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Energy ETF
Class Name	Invesco S&P SmallCap Energy ETF
Trading Symbol	PSCE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Energy ETF	$26	0.29%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap energy securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -18.60%, differed from the return of the Index, -18.35%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  No industries contributed to the Fund's performance during the period.
Positions | Par Pacific Holdings, Inc., an oil, gas & consumable fuels company, and International Seaways, Inc., an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations |  Energy equipment & services industry, followed by the oil, gas & consumable fuels industry.
Positions | SM Energy Co., an oil, gas & consumable fuels company, and Liberty Energy, Inc., an energy equipment & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Energy ETF — NAV Return	-18.60%	21.06%	-7.37%
S&P SmallCap 600® Capped Energy Index	-18.35%	21.39%	-7.14%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 59,198,653
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 220,521
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$59,198,653
Total number of portfolio holdings	35
Total advisory fees paid	$220,521
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Magnolia Oil & Gas Corp., Class A	7.83%
Archrock, Inc.	7.37%
Core Natural Resources, Inc.	6.26%
California Resources Corp.	5.82%
SM Energy Co.	5.50%
Cactus, Inc., Class A	4.84%
Tidewater, Inc.	4.71%
Oceaneering International, Inc.	4.22%
Peabody Energy Corp.	3.64%
Helmerich & Payne, Inc.	3.57%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Magnolia Oil & Gas Corp., Class A	7.83%
Archrock, Inc.	7.37%
Core Natural Resources, Inc.	6.26%
California Resources Corp.	5.82%
SM Energy Co.	5.50%
Cactus, Inc., Class A	4.84%
Tidewater, Inc.	4.71%
Oceaneering International, Inc.	4.22%
Peabody Energy Corp.	3.64%
Helmerich & Payne, Inc.	3.57%
* Excluding money market fund holdings, if any.

C000086473 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Financials ETF
Class Name	Invesco S&P SmallCap Financials ETF
Trading Symbol	PSCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Financials ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap financials securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Financials & Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.93%, differed from the return of the Index, 9.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the capital markets industry.
Positions | Mr. Cooper Group, Inc., a financials services company, and StoneX Group, Inc., a capital markets company.
What detracted from performance?
Industry Allocations |  Industrials REITs industry, followed by the hotel & resort REITs industry.
Positions | Innovative Industrial Properties, Inc., an industrial REITs company, and Walker & Dunlop, Inc., a financial services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Financials ETF — NAV Return	8.93%	10.68%	7.30%
S&P SmallCap 600® Capped Financials & Real Estate Index	9.17%	10.92%	7.53%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 19,439,334
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 57,958
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$19,439,334
Total number of portfolio holdings	167
Total advisory fees paid	$57,958
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	3.10%
Lincoln National Corp.	1.89%
CareTrust REIT, Inc.	1.87%
Jackson Financial, Inc., Class A	1.82%
Essential Properties Realty Trust, Inc.	1.59%
Terreno Realty Corp.	1.53%
Ryman Hospitality Properties, Inc.	1.53%
Piper Sandler Cos.	1.41%
Moelis & Co., Class A	1.38%
Atlantic Union Bankshares Corp., Class B	1.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	3.10%
Lincoln National Corp.	1.89%
CareTrust REIT, Inc.	1.87%
Jackson Financial, Inc., Class A	1.82%
Essential Properties Realty Trust, Inc.	1.59%
Terreno Realty Corp.	1.53%
Ryman Hospitality Properties, Inc.	1.53%
Piper Sandler Cos.	1.41%
Moelis & Co., Class A	1.38%
Atlantic Union Bankshares Corp., Class B	1.31%
* Excluding money market fund holdings, if any.

C000086474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Health Care ETF
Class Name	Invesco S&P SmallCap Health Care ETF
Trading Symbol	PSCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Health Care ETF	$27	0.29%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap health care securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -12.21%, differed from the return of the Index, -12.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Pharmaceuticals industry, followed by the health care providers & services industry.
Positions | Corcept Therapeutics, Inc., a pharmaceuticals company, and Hims & Hers Health, Inc., a health care providers & services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Health care equipment & supplies industry, followed by the biotechnology industry.
Positions | Inspire Medical Systems, Inc., a health care equipment & supplies company, and Organon & Co., a pharmaceuticals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Health Care ETF — NAV Return	-12.21%	-1.28%	5.87%
S&P SmallCap 600® Capped Health Care Index	-12.03%	-1.10%	6.09%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 143,513,446
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 485,816
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$143,513,446
Total number of portfolio holdings	78
Total advisory fees paid	$485,816
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	4.45%
Teleflex, Inc.	3.77%
Glaukos Corp.	3.70%
Merit Medical Systems, Inc.	3.61%
RadNet, Inc.	3.28%
Alkermes PLC	3.22%
ADMA Biologics, Inc.	2.78%
TG Therapeutics, Inc.	2.69%
TransMedics Group, Inc.	2.63%
Integer Holdings Corp.	2.54%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	4.45%
Teleflex, Inc.	3.77%
Glaukos Corp.	3.70%
Merit Medical Systems, Inc.	3.61%
RadNet, Inc.	3.28%
Alkermes PLC	3.22%
ADMA Biologics, Inc.	2.78%
TG Therapeutics, Inc.	2.69%
TransMedics Group, Inc.	2.63%
Integer Holdings Corp.	2.54%
* Excluding money market fund holdings, if any.

C000086475 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Industrials ETF
Class Name	Invesco S&P SmallCap Industrials ETF
Trading Symbol	PSCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Industrials ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap industrials securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.87%, differed from the return of the Index, 15.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Aerospace & defense industry, followed by the construction & engineering industry.
Positions | Kratos Defense & Security Solutions, Inc., an aerospace & defense company, and Sterling Infrastructure, Inc., a construction & engineering company.
What detracted from performance?
Industry Allocations |  Ground transportation industry, followed by the professional services industry.
Positions | Robert Half, Inc., a professional services company, and RXO, Inc., a ground transportation company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Industrials ETF — NAV Return	14.87%	18.43%	13.73%
S&P SmallCap 600® Capped Industrials Index	15.19%	18.76%	14.03%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 136,110,661
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 509,012
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$136,110,661
Total number of portfolio holdings	95
Total advisory fees paid	$509,012
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Kratos Defense & Security Solutions, Inc.	4.02%
SPX Technologies, Inc.	3.39%
Armstrong World Industries, Inc.	3.12%
Sterling Infrastructure, Inc.	3.11%
Federal Signal Corp.	2.75%
Dycom Industries, Inc.	2.67%
JBT Marel Corp.	2.43%
Zurn Elkay Water Solutions Corp.	2.35%
Air Lease Corp., Class A	2.29%
Gates Industrial Corp. PLC	2.15%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kratos Defense & Security Solutions, Inc.	4.02%
SPX Technologies, Inc.	3.39%
Armstrong World Industries, Inc.	3.12%
Sterling Infrastructure, Inc.	3.11%
Federal Signal Corp.	2.75%
Dycom Industries, Inc.	2.67%
JBT Marel Corp.	2.43%
Zurn Elkay Water Solutions Corp.	2.35%
Air Lease Corp., Class A	2.29%
Gates Industrial Corp. PLC	2.15%
* Excluding money market fund holdings, if any.

C000086476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Information Technology ETF
Class Name	Invesco S&P SmallCap Information Technology ETF
Trading Symbol	PSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Information Technology ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap information technology securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.14%, differed from the return of the Index, 1.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Electronic equipment instruments & components industry, followed by the communications equipment industry.
Positions | InterDigital, Inc., a software company, and Sanmina Corp., an electronic equipment instruments & components company.
What detracted from performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the IT services industry.
Positions | SPS Commerce, Inc., a software company, and Insight Enterprises, Inc., an electronic equipment instruments & components company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Information Technology ETF — NAV Return	1.14%	9.95%	11.66%
S&P SmallCap 600® Capped Information Technology Index	1.39%	10.23%	11.94%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 273,809,502
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 824,150
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$273,809,502
Total number of portfolio holdings	70
Total advisory fees paid	$824,150
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Qorvo, Inc.	4.65%
Sandisk Corp.	3.89%
InterDigital, Inc.	3.87%
Sanmina Corp.	3.45%
Advanced Energy Industries, Inc.	3.09%
MARA Holdings, Inc.	3.09%
Itron, Inc.	3.08%
Badger Meter, Inc.	2.96%
ACI Worldwide, Inc.	2.84%
SiTime Corp.	2.77%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Qorvo, Inc.	4.65%
Sandisk Corp.	3.89%
InterDigital, Inc.	3.87%
Sanmina Corp.	3.45%
Advanced Energy Industries, Inc.	3.09%
MARA Holdings, Inc.	3.09%
Itron, Inc.	3.08%
Badger Meter, Inc.	2.96%
ACI Worldwide, Inc.	2.84%
SiTime Corp.	2.77%
* Excluding money market fund holdings, if any.

C000086477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Materials ETF
Class Name	Invesco S&P SmallCap Materials ETF
Trading Symbol	PSCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Materials ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap materials securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.63%, differed from the return of the Index, 0.90%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Metals & mining industry.
Positions | MP Materials Corp., a metals & mining company, and Sensient Technologies Corp., a chemicals company.
What detracted from performance?
Industry Allocations |  Chemicals industry, followed by the aerospace & defense industry.
Positions | ATI, Inc., an aerospace & defense company (no longer held at fiscal year-end), and H.B. Fuller Co., a chemicals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Materials ETF — NAV Return	0.63%	14.38%	9.65%
S&P SmallCap 600® Capped Materials Index	0.90%	14.65%	9.88%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 12,556,998
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 43,858
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$12,556,998
Total number of portfolio holdings	30
Total advisory fees paid	$43,858
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
MP Materials Corp.	11.95%
Element Solutions, Inc.	7.67%
Balchem Corp.	7.07%
Celanese Corp.	6.96%
FMC Corp.	6.53%
Sealed Air Corp.	6.38%
Sensient Technologies Corp.	4.66%
Warrior Met Coal, Inc.	4.51%
Hawkins, Inc.	4.45%
H.B. Fuller Co.	4.22%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MP Materials Corp.	11.95%
Element Solutions, Inc.	7.67%
Balchem Corp.	7.07%
Celanese Corp.	6.96%
FMC Corp.	6.53%
Sealed Air Corp.	6.38%
Sensient Technologies Corp.	4.66%
Warrior Met Coal, Inc.	4.51%
Hawkins, Inc.	4.45%
H.B. Fuller Co.	4.22%
* Excluding money market fund holdings, if any.

C000093357 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW High Dividend Yield Financial ETF
Class Name	Invesco KBW High Dividend Yield Financial ETF
Trading Symbol	KBWD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW High Dividend Yield Financial ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. While financial stocks generally performed well, the Fund saw headwinds in the financial services sub-sector compared to the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Financial Sector Dividend YieldTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.26%, differed from the return of the Index, 4.67%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Asset management & custody banks sub-industry, followed by the regional banks sub-industry.
Positions | Trinity Capital, Inc., an asset management & custody banks company, and OneMain Holdings, Inc., a consumer finance company.
What detracted from performance?
Sub-Industry Allocations |  Mortgage REITs sub-industry, followed by the transaction & payment processing services sub-industry.
Positions | Ready Capital Corp., a mortgage REITs company, and Prospect Capital Corp., an asset management & custody banks company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW High Dividend Yield Financial ETF — NAV Return	4.26%	11.87%	5.29%
KBW Nasdaq Financial Sector Dividend Yield™ Index	4.67%	11.96%	5.27%
S&P 500® Index	15.88%	14.74%	14.60%
S&P 500® Financials Index	19.92%	18.82%	13.25%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 430,941,999
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,414,050
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$430,941,999
Total number of portfolio holdings	43
Total advisory fees paid	$1,414,050
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Orchid Island Capital, Inc.	4.53%
Invesco Mortgage Capital, Inc.	4.05%
Dynex Capital, Inc.	3.68%
AGNC Investment Corp.	3.66%
MFA Financial, Inc.	3.54%
ARMOUR Residential REIT, Inc.	3.50%
CION Investment Corp., BDC	3.46%
Annaly Capital Management, Inc.	3.44%
Two Harbors Investment Corp.	3.34%
Arbor Realty Trust, Inc.	3.24%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Orchid Island Capital, Inc.	4.53%
Invesco Mortgage Capital, Inc.	4.05%
Dynex Capital, Inc.	3.68%
AGNC Investment Corp.	3.66%
MFA Financial, Inc.	3.54%
ARMOUR Residential REIT, Inc.	3.50%
CION Investment Corp., BDC	3.46%
Annaly Capital Management, Inc.	3.44%
Two Harbors Investment Corp.	3.34%
Arbor Realty Trust, Inc.	3.24%
* Excluding money market fund holdings, if any.

C000093358 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Premium Yield Equity REIT ETF
Class Name	Invesco KBW Premium Yield Equity REIT ETF
Trading Symbol	KBWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Premium Yield Equity REIT ETF	$33	0.35%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. While real estate investment trust ("REIT") stocks were generally flat, the Fund saw additional headwinds among high-yielding REITs in the real estate sector compared to the Dow Jones U.S. Real Estate Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Premium Yield Equity REITTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -12.59%, differed from the return of the Index, -12.31%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Integrated telecommunications services sub-industry, followed by the other specialized REITs sub-industry.
Positions | Uniti Group, Inc., an other specialized REITs company (no longer held at fiscal year-end), and EPR Properties, an other specialized REITs company.
What detracted from performance?
Sub-Industry Allocations |  Diversified REITs sub-industry, followed by the hotel & resorts REITs sub-industry.
Positions | Service Properties Trust, a hotel & resort REITs company (no longer held at fiscal year-end), and NexPoint Diversified Real Estate Trust, a diversified REITs company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Premium Yield Equity REIT ETF — NAV Return	-12.59%	5.08%	1.84%
KBW Nasdaq Premium Yield Equity REIT™ Index	-12.31%	5.37%	2.01%
S&P 500® Index	15.88%	14.74%	14.60%
Dow Jones U.S. Real Estate Index	1.04%	6.47%	6.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 251,081,557
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 804,149
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$251,081,557
Total number of portfolio holdings	29
Total advisory fees paid	$804,149
Portfolio turnover rate	77%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Brandywine Realty Trust	6.18%
Innovative Industrial Properties, Inc.	6.11%
Park Hotels & Resorts, Inc.	4.74%
Community Healthcare Trust, Inc.	4.70%
Global Medical REIT, Inc.	4.47%
Healthcare Realty Trust, Inc.	4.45%
Global Net Lease, Inc.	4.30%
Apple Hospitality REIT, Inc.	4.05%
Easterly Government Properties, Inc.	3.79%
RLJ Lodging Trust	3.77%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brandywine Realty Trust	6.18%
Innovative Industrial Properties, Inc.	6.11%
Park Hotels & Resorts, Inc.	4.74%
Community Healthcare Trust, Inc.	4.70%
Global Medical REIT, Inc.	4.47%
Healthcare Realty Trust, Inc.	4.45%
Global Net Lease, Inc.	4.30%
Apple Hospitality REIT, Inc.	4.05%
Easterly Government Properties, Inc.	3.79%
RLJ Lodging Trust	3.77%
* Excluding money market fund holdings, if any.

C000093359 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Property & Casualty Insurance ETF
Class Name	Invesco KBW Property & Casualty Insurance ETF
Trading Symbol	KBWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Property & Casualty Insurance ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. Property & casualty insurance stocks generally performed well, which helped the Fund see additional tailwinds compared to the S&P 500® Property & Casualty Index, which had more exposure to the lagging multi-line insurance sub-industry.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Property & CasualtyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.08%, differed from the return of the Index, 7.45%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Property & casualty insurance sub-industry, followed by multi-line insurance sub-industry.
Positions | Travelers Cos., Inc. (The), a property & casualty insurance company, and AXIS Capital Holdings Ltd., a property & casualty insurance company.
What detracted from performance?
Sub-Industry Allocations |  Reinsurance sub-industry.
Positions | Arch Capital Group Ltd., a property & casualty insurance company, and Selective Insurance Group, Inc., a property & casualty insurance company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Property & Casualty Insurance ETF — NAV Return	7.08%	17.59%	12.77%
KBW Nasdaq Property & Casualty™ Index	7.45%	17.99%	13.15%
S&P 500® Index	15.88%	14.74%	14.60%
S&P 500® Property & Casualty Index	3.97%	21.40%	16.47%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 476,155,541
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,556,197
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$476,155,541
Total number of portfolio holdings	27
Total advisory fees paid	$1,556,197
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Travelers Cos., Inc. (The)	8.13%
Allstate Corp. (The)	8.00%
American International Group, Inc.	7.93%
Chubb Ltd.	7.64%
Progressive Corp. (The)	7.16%
American Financial Group, Inc.	4.52%
Assurant, Inc.	4.38%
Hartford Insurance Group, Inc. (The)	4.21%
Cincinnati Financial Corp.	4.20%
Hanover Insurance Group, Inc. (The)	4.07%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Travelers Cos., Inc. (The)	8.13%
Allstate Corp. (The)	8.00%
American International Group, Inc.	7.93%
Chubb Ltd.	7.64%
Progressive Corp. (The)	7.16%
American Financial Group, Inc.	4.52%
Assurant, Inc.	4.38%
Hartford Insurance Group, Inc. (The)	4.21%
Cincinnati Financial Corp.	4.20%
Hanover Insurance Group, Inc. (The)	4.07%
* Excluding money market fund holdings, if any.

C000095998 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Beta ETF
Class Name	Invesco S&P 500® High Beta ETF
Trading Symbol	SPHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Beta ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on high beta securities caused it to have positive security selection results in the industrials and utilities sectors, as well as to overweight the information technology sector and underweight the health care sector, all of which contributed to its relative outperformance compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Beta Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 23.01%, differed from the return of the Index, 23.35%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Palantir Technologies, Inc., an information technology company, and Super Micro Computer, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the real estate sector.
Positions | Enphase Energy, Inc., an information technology company (no longer held at fiscal year-end), and ON Semiconductor Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Beta ETF — NAV Return	23.01%	20.21%	14.66%
S&P 500® High Beta Index	23.35%	20.54%	14.96%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 426,741,315
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 927,763
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$426,741,315
Total number of portfolio holdings	102
Total advisory fees paid	$927,763
Portfolio turnover rate	85%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	1.55%
Tesla, Inc.	1.55%
Coinbase Global, Inc., Class A	1.48%
United Airlines Holdings, Inc.	1.46%
Micron Technology, Inc.	1.45%
ON Semiconductor Corp.	1.33%
Microchip Technology, Inc.	1.33%
Intel Corp.	1.32%
Albemarle Corp.	1.31%
Teradyne, Inc.	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	1.55%
Tesla, Inc.	1.55%
Coinbase Global, Inc., Class A	1.48%
United Airlines Holdings, Inc.	1.46%
Micron Technology, Inc.	1.45%
ON Semiconductor Corp.	1.33%
Microchip Technology, Inc.	1.33%
Intel Corp.	1.32%
Albemarle Corp.	1.31%
Teradyne, Inc.	1.29%
* Excluding money market fund holdings, if any.

C000096000 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Low Volatility ETF
Class Name	Invesco S&P SmallCap Low Volatility ETF
Trading Symbol	XSLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Low Volatility ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund underperformed the S&P SmallCap 600® Index, as its focus on low volatility securities caused it to achieve generally negative security selection results, particularly in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.23%, differed from the return of the Index, 1.17%, primarily due to income received by the Fund as a result of a class action lawsuit, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the industrials sector.
Positions | OPENLANE, Inc., an industrials company (no longer held at fiscal year-end), and Armstrong World Industries, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Real estate sector, followed by the utilities sector.
Positions | Edgewell Personal Care Co., a consumer staples company (no longer held at fiscal year-end), and Steven Madden Ltd., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Low Volatility ETF — NAV Return	1.23%	8.56%	6.48%
S&P SmallCap 600® Low Volatility Index	1.17%	8.79%	6.73%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 262,291,112
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 736,680
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$262,291,112
Total number of portfolio holdings	123
Total advisory fees paid	$736,680
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Innoviva, Inc.	1.29%
Alexander & Baldwin, Inc.	1.19%
Four Corners Property Trust, Inc.	1.17%
Phillips Edison & Co., Inc.	1.10%
LTC Properties, Inc.	1.10%
Getty Realty Corp.	1.09%
Ellington Financial, Inc.	1.07%
Avista Corp.	1.05%
Northwest Natural Holding Co.	1.05%
Saul Centers, Inc.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Innoviva, Inc.	1.29%
Alexander & Baldwin, Inc.	1.19%
Four Corners Property Trust, Inc.	1.17%
Phillips Edison & Co., Inc.	1.10%
LTC Properties, Inc.	1.10%
Getty Realty Corp.	1.09%
Ellington Financial, Inc.	1.07%
Avista Corp.	1.05%
Northwest Natural Holding Co.	1.05%
Saul Centers, Inc.	1.02%
* Excluding money market fund holdings, if any.

C000096001 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Low Volatility ETF
Class Name	Invesco S&P MidCap Low Volatility ETF
Trading Symbol	XMLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Low Volatility ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P MidCap 400® Index rose after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P MidCap 400® Index, as its focus on low volatility securities caused it to overweight the utilities sector, underweight the health care sector, and achieve positive security selection results in the health care and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.93%, differed from the return of the Index, 9.22%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities sector.
Positions | Federated Hermes, Inc., a financials company, and National Fuel Gas Co., a utilities company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the industrials sector.
Positions | Flowers Foods, Inc., a consumer staples company, and CACI International, Inc., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Low Volatility ETF — NAV Return	8.93%	10.19%	9.22%
S&P MidCap 400® Low Volatility Index	9.22%	10.49%	9.50%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P MidCap 400® Index	6.86%	12.76%	10.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 817,342,227
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,029,894
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$817,342,227
Total number of portfolio holdings	83
Total advisory fees paid	$2,029,894
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
ALLETE, Inc.	4.54%
Gaming and Leisure Properties, Inc.	1.59%
Post Holdings, Inc.	1.57%
New Jersey Resources Corp.	1.50%
Agree Realty Corp.	1.50%
IDACORP, Inc.	1.46%
Black Hills Corp.	1.44%
OGE Energy Corp.	1.43%
NorthWestern Energy Group, Inc.	1.42%
Portland General Electric Co.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ALLETE, Inc.	4.54%
Gaming and Leisure Properties, Inc.	1.59%
Post Holdings, Inc.	1.57%
New Jersey Resources Corp.	1.50%
Agree Realty Corp.	1.50%
IDACORP, Inc.	1.46%
Black Hills Corp.	1.44%
OGE Energy Corp.	1.43%
NorthWestern Energy Group, Inc.	1.42%
Portland General Electric Co.	1.42%
* Excluding money market fund holdings, if any.

C000096002 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Low Volatility ETF
Class Name	Invesco S&P 500® Low Volatility ETF
Trading Symbol	SPLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Low Volatility ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.21%, differed from the return of the Index, 5.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities sector.
Positions | VeriSign, Inc., an information technology company (no longer held at fiscal year-end), and Welltower, Inc., a real estate company.
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the materials sector.
Positions | LyondellBasell Industries N.V., a materials company (no longer held at fiscal year-end), and Regeneron Pharmaceuticals, Inc., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Low Volatility ETF — NAV Return	5.21%	8.24%	9.63%
S&P 500® Low Volatility Index	5.48%	8.52%	9.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,932,763,861
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 19,032,250
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$7,932,763,861
Total number of portfolio holdings	102
Total advisory fees paid	$19,032,250
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Atmos Energy Corp.	1.30%
Evergy, Inc.	1.19%
Coca-Cola Co. (The)	1.18%
WEC Energy Group, Inc.	1.15%
Realty Income Corp.	1.14%
PPL Corp.	1.14%
CMS Energy Corp.	1.14%
Marsh & McLennan Cos., Inc.	1.14%
Linde PLC	1.13%
TJX Cos., Inc. (The)	1.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Atmos Energy Corp.	1.30%
Evergy, Inc.	1.19%
Coca-Cola Co. (The)	1.18%
WEC Energy Group, Inc.	1.15%
Realty Income Corp.	1.14%
PPL Corp.	1.14%
CMS Energy Corp.	1.14%
Marsh & McLennan Cos., Inc.	1.14%
Linde PLC	1.13%
TJX Cos., Inc. (The)	1.12%
* Excluding money market fund holdings, if any.

C000096299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Loan ETF
Class Name	Invesco Senior Loan ETF
Trading Symbol	BKLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Loan ETF	$65	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the senior loan market benefited from elevated yields and resilient fundamentals. Because the Fund holds the vast majority of its portfolio in senior loans, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.25%, differed from the return of the Index, 7.92%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Electronics & electrical industry, followed by the health care industry.
Issuers | SFR-Numericable (YPSO, Altice France), Term Loan B-14, due 8/15/2028, a cable & satellite television company, followed by Gainwell Acquisition Corp., First Lien Term Loan B, due 10/1/2027, a health care company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Issuers | Central Parent LLC, Term Loan, due 6/15/2029, a software company, followed by Peraton Corp., First Lien Term Loan B, due 2/1/2028, an aerospace & defense company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Loan ETF — NAV Return	7.25%	5.49%	4.17%
Morningstar LSTA US Leveraged Loan 100 Index (USD)	7.92%	6.49%	5.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Morningstar LSTA US Leveraged Loan Index (USD)	7.30%	7.00%	5.36%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 6,881,289,566
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 49,365,108
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,881,289,566
Total number of portfolio holdings	171
Total advisory fees paid	$49,365,108
Portfolio turnover rate	127%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
X Corp., Term Loan B , 10.96%, 10/27/2029	1.79%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.76%
athenahealth Group, Inc., Term Loan, 7.07%, 02/15/2029	1.69%
Sedgwick Claims Management Services, Inc., Term Loan, 6.82%, 07/31/2031	1.60%
McAfee LLC, Term Loan B, 7.35%, 03/01/2029	1.41%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 6.32%, 11/23/2028	1.40%
Peraton Corp., First Lien Term Loan B, 8.17%, 02/01/2028	1.40%
AI Aqua Merger Sub, Inc., Term Loan B, 7.35%, 07/31/2028	1.37%
Bass Pro Group LLC, Term Loan B, 7.57%, 01/31/2032	1.37%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	1.32%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa2	0.9%
Baa3	1.1%
Ba1	5.7%
Ba2	1.3%
Ba3	11.2%
B1	14.5%
B2	40.1%
B3	14.4%
Caa1	3.0%
Caa2	1.2%
NR	2.5%
Money Market Funds Plus Other Assets Less Liabilities	4.1%
** Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.

Credit Quality Explanation [Text Block]	Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
X Corp., Term Loan B , 10.96%, 10/27/2029	1.79%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.76%
athenahealth Group, Inc., Term Loan, 7.07%, 02/15/2029	1.69%
Sedgwick Claims Management Services, Inc., Term Loan, 6.82%, 07/31/2031	1.60%
McAfee LLC, Term Loan B, 7.35%, 03/01/2029	1.41%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 6.32%, 11/23/2028	1.40%
Peraton Corp., First Lien Term Loan B, 8.17%, 02/01/2028	1.40%
AI Aqua Merger Sub, Inc., Term Loan B, 7.35%, 07/31/2028	1.37%
Bass Pro Group LLC, Term Loan B, 7.57%, 01/31/2032	1.37%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	1.32%
* Excluding money market fund holdings, if any.

C000102793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Class Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Trading Symbol	PFIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Investment Grade Corporate Bond ETF	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the investment grade corporate bond market benefited from higher all-in yields, tighter credit spreads, and resilient fundamentals. Because the Fund invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. Investment Grade 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.34%, differed from the return of the Index, 5.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Insurance industry, followed by the banks industry.
Positions | JPMorgan Chase & Co., 2.95% coupon, due 10/1/2026, a banks company, followed by Bank of America Corp., 3.25% coupon, due 10/21/2027, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Tapestry, Inc., 7.85% coupon, due 11/27/2033, a textiles, apparel & luxury goods company (no longer held at fiscal year-end), followed by Tapestry, Inc., 7.35% coupon, due 11/27/2028, a textiles, apparel & luxury goods company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Investment Grade Corporate Bond ETF — NAV Return	5.34%	0.98%	2.75%
RAFI® Bonds U.S. Investment Grade 1-10 Index	5.55%	1.18%	2.98%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Corporate Index	3.91%	-0.01%	3.05%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 87,061,611
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 162,646
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$87,061,611
Total number of portfolio holdings	791
Total advisory fees paid	$162,646
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.97%
Bank of America Corp., 3.25%, 10/21/2027	0.81%
Apple, Inc., 1.65%, 02/08/2031	0.45%
Apple, Inc., 3.25%, 02/23/2026	0.44%
U.S. Bancorp, 1.38%, 07/22/2030	0.42%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.41%
Amazon.com, Inc., 2.10%, 05/12/2031	0.41%
Truist Financial Corp., 1.95%, 06/05/2030	0.40%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.97%
Bank of America Corp., 3.25%, 10/21/2027	0.81%
Apple, Inc., 1.65%, 02/08/2031	0.45%
Apple, Inc., 3.25%, 02/23/2026	0.44%
U.S. Bancorp, 1.38%, 07/22/2030	0.42%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.41%
Amazon.com, Inc., 2.10%, 05/12/2031	0.41%
Truist Financial Corp., 1.95%, 06/05/2030	0.40%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.40%
* Excluding money market fund holdings, if any.

C000106122 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Bank ETF
Class Name	Invesco KBW Bank ETF
Trading Symbol	KBWB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Bank ETF	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. Deregulation of the banking industry served as a tailwind for the Fund, which outperformed the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq BankTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 33.50%, differed from the return of the Index, 34.02%, primarily due to the daily compounding of fees and the drag of cash positions during a period of high returns.
What contributed to performance?
Sub-Industry Allocations |  Diversified banks sub-industry, followed by the investment banking & brokerage and regional banks sub-industries, respectively.
Positions | Morgan Stanley, an investment banking & brokerage company, and Goldman Sachs Group, Inc. (The), an investment banking & brokerage company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Bank ETF — NAV Return	33.50%	17.75%	10.35%
KBW Nasdaq Bank™ Index	34.02%	18.17%	10.73%
S&P 500® Index	15.88%	14.74%	14.60%
S&P 500® Financials Index	19.92%	18.82%	13.25%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,944,676,746
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 11,535,902
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,944,676,746
Total number of portfolio holdings	28
Total advisory fees paid	$11,535,902
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	8.37%
Morgan Stanley	7.93%
Bank of America Corp.	7.76%
JPMorgan Chase & Co.	7.70%
Wells Fargo & Co.	7.41%
Citigroup, Inc.	4.32%
Capital One Financial Corp.	4.05%
Fifth Third Bancorp	4.04%
State Street Corp.	4.02%
PNC Financial Services Group, Inc. (The)	4.02%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	8.37%
Morgan Stanley	7.93%
Bank of America Corp.	7.76%
JPMorgan Chase & Co.	7.70%
Wells Fargo & Co.	7.41%
Citigroup, Inc.	4.32%
Capital One Financial Corp.	4.05%
Fifth Third Bancorp	4.04%
State Street Corp.	4.02%
PNC Financial Services Group, Inc. (The)	4.02%
* Excluding money market fund holdings, if any.

C000106125 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Regional Banking ETF
Class Name	Invesco KBW Regional Banking ETF
Trading Symbol	KBWR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Regional Banking ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Regional Banking ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• For the fiscal year ended August 31, 2025, the S&P 500® Index generally performed well outside of tariff-induced pullbacks in the spring. While bank stocks generally performed well, the Fund saw headwinds in the regional banks sub-industry compared to the S&P Composite 1500® Commercial Banks Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Regional BankingTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.43%, differed from the return of the Index, 11.84%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Regional banks sub-industry.
Positions | Webster Financial Corp., a regional banks company, and Texas Capital Bancshares, Inc., a regional banks company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | Atlantic Union Bankshares Corp., a regional banks company, and WaFd, Inc., a regional banks company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Regional Banking ETF — NAV Return	11.43%	15.42%	7.17%
KBW Nasdaq Regional Banking™ Index	11.84%	15.82%	7.53%
S&P 500® Index	15.88%	14.74%	14.60%
S&P Composite 1500® Commercial Banks Index	30.02%	20.32%	11.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 53,501,173
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 184,071
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$53,501,173
Total number of portfolio holdings	51
Total advisory fees paid	$184,071
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Webster Financial Corp.	4.28%
SouthState Corp.	4.19%
Cullen/Frost Bankers, Inc.	3.39%
Commerce Bancshares, Inc.	3.38%
Pinnacle Financial Partners, Inc.	3.08%
Cadence Bank	2.24%
Popular, Inc.	2.19%
Texas Capital Bancshares, Inc.	2.18%
F.N.B. Corp.	2.17%
Ameris Bancorp	2.15%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Webster Financial Corp.	4.28%
SouthState Corp.	4.19%
Cullen/Frost Bankers, Inc.	3.39%
Commerce Bancshares, Inc.	3.38%
Pinnacle Financial Partners, Inc.	3.08%
Cadence Bank	2.24%
Popular, Inc.	2.19%
Texas Capital Bancshares, Inc.	2.18%
F.N.B. Corp.	2.17%
Ameris Bancorp	2.15%
* Excluding money market fund holdings, if any.

C000116012 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright SmallCap Momentum ETF
Class Name	Invesco Dorsey Wright SmallCap Momentum ETF
Trading Symbol	DWAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright SmallCap Momentum ETF	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, small-cap stocks in the Russell 2000® Index saw positive performance, though they underperformed the larger-cap stocks of the S&P 500® Index. The Fund saw performance headwinds compared to the Russell 2000® Index driven by security selection.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright SmallCap Tech LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.65%, differed from the return of the Index, -2.12%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Heritage Insurance Holdings, Inc., a financials company, and Porch Group, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the information technology sector.
Positions | Rigetti Computing, Inc., an information technology company (no longer held at fiscal year-end), and Aeva Technologies, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright SmallCap Momentum ETF — NAV Return	-2.65%	9.24%	8.93%
Dorsey Wright SmallCap Tech Leaders™ Index	-2.12%	9.81%	9.50%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 687,842,786
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 4,837,386
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$687,842,786
Total number of portfolio holdings	203
Total advisory fees paid	$4,837,386
Portfolio turnover rate	186%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Claritev Corp.	1.61%
Sterling Infrastructure, Inc.	1.57%
Porch Group, Inc.	1.57%
ThredUp, Inc., Class A	1.57%
Dave, Inc.	1.46%
Bel Fuse, Inc., Class B	1.41%
SPX Technologies, Inc.	1.26%
Tutor Perini Corp.	1.20%
Heritage Insurance Holdings, Inc.	1.13%
Soleno Therapeutics, Inc.	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Claritev Corp.	1.61%
Sterling Infrastructure, Inc.	1.57%
Porch Group, Inc.	1.57%
ThredUp, Inc., Class A	1.57%
Dave, Inc.	1.46%
Bel Fuse, Inc., Class B	1.41%
SPX Technologies, Inc.	1.26%
Tutor Perini Corp.	1.20%
Heritage Insurance Holdings, Inc.	1.13%
Soleno Therapeutics, Inc.	1.13%
* Excluding money market fund holdings, if any.

C000118892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Dividend Low Volatility ETF
Class Name	Invesco S&P 500® High Dividend Low Volatility ETF
Trading Symbol	SPHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Dividend Low Volatility ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on securities with high dividend yields but low volatilities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 3.41%, differed from the return of the Index, 3.70%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the energy sector.
Positions | AT&T, Inc., a communication services company, and Altria Group, Inc., a consumer staples company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the industrials sector.
Positions | Dow, Inc., a materials company (no longer held at fiscal year-end), and LyondellBasell Industries N.V., a materials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Dividend Low Volatility ETF — NAV Return	3.41%	12.08%	8.93%
S&P 500® Low Volatility High Dividend Index	3.70%	12.43%	9.27%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,176,276,165
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 10,133,068
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,176,276,165
Total number of portfolio holdings	52
Total advisory fees paid	$10,133,068
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.26%
Alexandria Real Estate Equities, Inc.	3.04%
Pfizer, Inc.	2.86%
Conagra Brands, Inc.	2.79%
Healthpeak Properties, Inc.	2.71%
Verizon Communications, Inc.	2.66%
Kraft Heinz Co. (The)	2.50%
BXP, Inc.	2.45%
Simon Property Group, Inc.	2.35%
Interpublic Group of Cos., Inc. (The)	2.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.26%
Alexandria Real Estate Equities, Inc.	3.04%
Pfizer, Inc.	2.86%
Conagra Brands, Inc.	2.79%
Healthpeak Properties, Inc.	2.71%
Verizon Communications, Inc.	2.66%
Kraft Heinz Co. (The)	2.50%
BXP, Inc.	2.45%
Simon Property Group, Inc.	2.35%
Interpublic Group of Cos., Inc. (The)	2.33%
* Excluding money market fund holdings, if any.

C000139641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Preferred ETF
Class Name	Invesco Variable Rate Preferred ETF
Trading Symbol	VRP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Preferred ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the floating-rate preferred market benefited from an elevated rate environment lasting for most of the period. Because the Fund primarily invests in floating and variable rate preferred securities, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Variable Rate Preferred & Hybrid Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index, as well as American depositary receipts ("ADRs") that represent securities in the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.62%, differed from the return of the Index, 7.82%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by income received from the securities lending program in which the Fund participates, as well as positive effects of the sampling approach employed by the portfolio management team.
What contributed to performance?
Industry Allocations | Banks industry, followed by the capital markets industry.
Positions | Citigroup Capital XIII, Pfd., 10.94% coupon, a financial services company, followed by Wells Fargo & Co., Series BB, 3.90% coupon, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Compass Diversified Holdings, Series B, Pfd., 7.88% coupon, a financial services company, followed by Bank of America Corp., Series E, Pfd., 4.82% coupon, a banks company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Variable Rate Preferred ETF — NAV Return	7.62%	5.19%	5.42%
Blended - ICE Variable Rate Preferred & Hybrid Securities Index	7.82%	5.51%	5.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
S&P U.S. Preferred Stock Index	4.62%	3.23%	4.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,179,491,307
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 9,787,523
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,179,491,307
Total number of portfolio holdings	322
Total advisory fees paid	$9,787,523
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.36%
Bank of America Corp., 6.63%	1.21%
JPMorgan Chase & Co., Series OO, 6.50%	1.20%
Citigroup, Inc., Series GG, 6.88%	1.07%
Citigroup Capital XIII, Pfd., 10.94%	1.07%
JPMorgan Chase & Co., Series NN, 6.88%	1.02%
Bank of America Corp., 6.25%	0.98%
BP Capital Markets PLC, 4.88%	0.97%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	0.92%
CVS Health Corp., 7.00%, 03/10/2055	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.36%
Bank of America Corp., 6.63%	1.21%
JPMorgan Chase & Co., Series OO, 6.50%	1.20%
Citigroup, Inc., Series GG, 6.88%	1.07%
Citigroup Capital XIII, Pfd., 10.94%	1.07%
JPMorgan Chase & Co., Series NN, 6.88%	1.02%
Bank of America Corp., 6.25%	0.98%
BP Capital Markets PLC, 4.88%	0.97%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	0.92%
CVS Health Corp., 7.00%, 03/10/2055	0.91%
* Excluding money market fund holdings, if any.

C000149243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000 Equal Weight ETF
Class Name	Invesco Russell 1000 Equal Weight ETF
Trading Symbol	EQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000 Equal Weight ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's equal-weighting methodology caused it to underweight some of the best performing sectors in the Russell 1000® Index, notably information technology, and overweight some of relatively poorly performing sectors, causing it to underperform the Russell 1000® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.51%, differed from the return of the Index, 10.71%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials sector.
Positions | Ubiquiti, Inc., an information technology company, and Lumentum Holdings, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | Enphase Energy, Inc., an information technology company, and New Fortress Energy Inc., an energy company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Russell 1000 Equal Weight ETF — NAV Return	10.51%	11.05%	9.86%
Russell 1000® Equal Weight Index	10.71%	11.18%	10.01%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 1000® Index	16.24%	14.34%	14.33%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 687,165,690
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 1,259,721
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$687,165,690
Total number of portfolio holdings	997
Total advisory fees paid	$1,259,721
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.68%
Lumentum Holdings, Inc.	0.68%
Ubiquiti, Inc.	0.63%
Millicom International Cellular S.A.	0.59%
Ciena Corp.	0.58%
Liberty Global Ltd., Class A	0.54%
Roku, Inc., Class A	0.54%
Motorola Solutions, Inc.	0.53%
T-Mobile US, Inc.	0.52%
AST SpaceMobile, Inc.	0.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.68%
Lumentum Holdings, Inc.	0.68%
Ubiquiti, Inc.	0.63%
Millicom International Cellular S.A.	0.59%
Ciena Corp.	0.58%
Liberty Global Ltd., Class A	0.54%
Roku, Inc., Class A	0.54%
Motorola Solutions, Inc.	0.53%
T-Mobile US, Inc.	0.52%
AST SpaceMobile, Inc.	0.50%
* Excluding money market fund holdings, if any.

C000153495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Class Name	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Trading Symbol	XRLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Rate Response Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.32%, differed from the return of the Index, 5.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities sector.
Positions | VeriSign, Inc., an information technology company (no longer held at fiscal year-end), and Welltower, Inc., a real estate company.
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the materials sector.
Positions | LyondellBasell Industries N.V., a materials company (no longer held at fiscal year-end), and Regeneron Pharmaceuticals, Inc., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF — NAV Return	5.32%	9.22%	10.73%
S&P 500® Low Volatility Rate Response Index	5.48%	9.48%	11.01%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 37,215,283
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 105,822
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$37,215,283
Total number of portfolio holdings	103
Total advisory fees paid	$105,822
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Atmos Energy Corp.	1.30%
Evergy, Inc.	1.20%
Coca-Cola Co. (The)	1.18%
WEC Energy Group, Inc.	1.15%
PPL Corp.	1.14%
Realty Income Corp.	1.14%
Marsh & McLennan Cos., Inc.	1.14%
CMS Energy Corp.	1.14%
Linde PLC	1.13%
TJX Cos., Inc. (The)	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Atmos Energy Corp.	1.30%
Evergy, Inc.	1.20%
Coca-Cola Co. (The)	1.18%
WEC Energy Group, Inc.	1.15%
PPL Corp.	1.14%
Realty Income Corp.	1.14%
Marsh & McLennan Cos., Inc.	1.14%
CMS Energy Corp.	1.14%
Linde PLC	1.13%
TJX Cos., Inc. (The)	1.13%
* Excluding money market fund holdings, if any.

C000158243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Momentum ETF
Class Name	Invesco S&P 500® Momentum ETF
Trading Symbol	SPMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Momentum ETF	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on securities with strong recent risk-adjusted price return caused it to achieve strong security selection results across sectors, particularly in the information technology sector, causing it to outperform the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 31.29%, differed from the return of the Index, 31.45%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Eli Lilly and Co., a health care company (no longer held at fiscal year-end), and Regeneron Pharmaceuticals, Inc., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/9/15)
Invesco S&P 500® Momentum ETF — NAV Return	31.29%	19.32%	18.21%
S&P 500® Momentum Index	31.45%	19.49%	18.41%
S&P 500® Index	15.88%	14.74%	14.50%

Performance Inception Date	Oct. 09, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 12,169,526,286
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 7,627,819
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$12,169,526,286
Total number of portfolio holdings	101
Total advisory fees paid	$7,627,819
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Meta Platforms, Inc., Class A	8.65%
Amazon.com, Inc.	8.44%
Broadcom, Inc.	6.04%
JPMorgan Chase & Co.	5.21%
Tesla, Inc.	4.54%
Walmart, Inc.	4.26%
Netflix, Inc.	3.31%
Palantir Technologies, Inc., Class A	3.25%
Costco Wholesale Corp.	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.91%
Meta Platforms, Inc., Class A	8.65%
Amazon.com, Inc.	8.44%
Broadcom, Inc.	6.04%
JPMorgan Chase & Co.	5.21%
Tesla, Inc.	4.54%
Walmart, Inc.	4.26%
Netflix, Inc.	3.31%
Palantir Technologies, Inc., Class A	3.25%
Costco Wholesale Corp.	2.38%
* Excluding money market fund holdings, if any.

C000158245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Enhanced Value ETF
Class Name	Invesco S&P 500® Enhanced Value ETF
Trading Symbol	SPVU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Enhanced Value ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Enhanced Value ETF	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on value securities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Enhanced Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.55%, differed from the return of the Index, 11.62%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services sector.
Positions | Wells Fargo & Co., a financials company, and Citigroup, Inc., a financials company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the consumer staples sector.
Positions | Centene Corp., a health care company, and Comcast Corp., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/9/15)
Invesco S&P 500® Enhanced Value ETF — NAV Return	11.55%	16.88%	10.78%
S&P 500® Enhanced Value Index	11.62%	17.02%	10.93%
S&P 500® Index	15.88%	14.74%	14.50%

Performance Inception Date	Oct. 09, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 109,336,470
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 130,934
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$109,336,470
Total number of portfolio holdings	101
Total advisory fees paid	$130,934
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	5.32%
Exxon Mobil Corp.	4.90%
Berkshire Hathaway, Inc., Class B	4.83%
UnitedHealth Group, Inc.	4.68%
Wells Fargo & Co.	4.20%
Chevron Corp.	4.17%
Citigroup, Inc.	4.03%
Verizon Communications, Inc.	3.47%
Comcast Corp., Class A	2.93%
CVS Health Corp.	2.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	5.32%
Exxon Mobil Corp.	4.90%
Berkshire Hathaway, Inc., Class B	4.83%
UnitedHealth Group, Inc.	4.68%
Wells Fargo & Co.	4.20%
Chevron Corp.	4.17%
Citigroup, Inc.	4.03%
Verizon Communications, Inc.	3.47%
Comcast Corp., Class A	2.93%
CVS Health Corp.	2.80%
* Excluding money market fund holdings, if any.

C000173134 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Treasury ETF
Class Name	Invesco Short Term Treasury ETF
Trading Symbol	TBLL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Treasury ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, short-term U.S. Treasury yields declined. Because the Fund primarily invests in short-term U.S. Treasury obligations, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.44%, differed from the return of the Index, 4.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds that matured during the period, followed by treasury bills with maturities of 0-1 months.
Positions | U.S. Treasury Bill, due 7/10/2025 (no longer held at fiscal year-end), followed by U.S. Treasury Bill, due 5/15/2025 (no longer held at fiscal year-end).
What detracted from performance?
Duration Allocations | No maturities detracted from the Fund's performance during the period.
Positions | U.S. Treasury Note, 2.13% coupon, due 5/31/2026, followed by U.S. Treasury Note, 2.25% coupon, due 3/31/2026.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (1/12/17)
Invesco Short Term Treasury ETF — NAV Return	4.44%	2.78%	2.28%
ICE U.S. Treasury Short Bond Index	4.51%	2.84%	2.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.71%

Performance Inception Date	Jan. 12, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,193,354,780
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,665,581
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,193,354,780
Total number of portfolio holdings	68
Total advisory fees paid	$1,665,581

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.07%-4.43%, 10/02/2025	2.78%
U.S. Treasury Notes, 4.88%, 11/30/2025	2.74%
U.S. Treasury Bills, 3.98%-4.30%, 10/30/2025	2.63%
U.S. Treasury Bills, 3.85%-4.30%, 11/28/2025	2.26%
U.S. Treasury Notes, 0.75%, 04/30/2026	2.21%
U.S. Treasury Bills, 4.02%, 12/16/2025	2.14%
U.S. Treasury Bills, 4.11%-4.26%, 11/20/2025	2.07%
U.S. Treasury Notes, 0.25%, 10/31/2025	2.04%
U.S. Treasury Bills, 4.07%, 11/04/2025	2.04%
U.S. Treasury Notes, 0.38%, 11/30/2025	2.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.07%-4.43%, 10/02/2025	2.78%
U.S. Treasury Notes, 4.88%, 11/30/2025	2.74%
U.S. Treasury Bills, 3.98%-4.30%, 10/30/2025	2.63%
U.S. Treasury Bills, 3.85%-4.30%, 11/28/2025	2.26%
U.S. Treasury Notes, 0.75%, 04/30/2026	2.21%
U.S. Treasury Bills, 4.02%, 12/16/2025	2.14%
U.S. Treasury Bills, 4.11%-4.26%, 11/20/2025	2.07%
U.S. Treasury Notes, 0.25%, 10/31/2025	2.04%
U.S. Treasury Bills, 4.07%, 11/04/2025	2.04%
U.S. Treasury Notes, 0.38%, 11/30/2025	2.04%
* Excluding money market fund holdings, if any.

C000174835 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Class Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Trading Symbol	XSHD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap High Dividend Low Volatility ETF	$29	0.30%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund's focus on securities with high dividend yields but low volatilities, which were out of favor in the period, caused poor security selection results, particularly in the financials and real estate sectors, resulting in underperformance versus the S&P SmallCap 600® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -5.88%, differed from the return of the Index, -5.59%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer staples sector, followed by the health care sector.
Positions | Cal-Maine Foods, Inc., a consumer staples company, and SpartanNash Co., a consumer staples company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Real estate sector, followed by the consumer discretionary sector.
Positions | Ready Capital Corp., a financials company, and Carter's, Inc., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/1/16)
Invesco S&P SmallCap High Dividend Low Volatility ETF — NAV Return	-5.88%	2.29%	-0.88%
S&P SmallCap 600® Low Volatility High Dividend Index	-5.59%	2.62%	-0.57%
S&P Composite 1500® Index	15.06%	14.57%	14.61%
S&P SmallCap 600® Index	3.51%	11.64%	8.47%

Performance Inception Date	Dec. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 76,577,240
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 190,158
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$76,577,240
Total number of portfolio holdings	62
Total advisory fees paid	$190,158
Portfolio turnover rate	82%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Global Net Lease, Inc.	3.32%
Innovative Industrial Properties, Inc.	3.10%
Armada Hoffler Properties, Inc.	3.03%
Brandywine Realty Trust	2.98%
Easterly Government Properties, Inc.	2.94%
Two Harbors Investment Corp.	2.92%
Ready Capital Corp.	2.90%
Deluxe Corp.	2.79%
ARMOUR Residential REIT, Inc.	2.73%
Arbor Realty Trust, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Global Net Lease, Inc.	3.32%
Innovative Industrial Properties, Inc.	3.10%
Armada Hoffler Properties, Inc.	3.03%
Brandywine Realty Trust	2.98%
Easterly Government Properties, Inc.	2.94%
Two Harbors Investment Corp.	2.92%
Ready Capital Corp.	2.90%
Deluxe Corp.	2.79%
ARMOUR Residential REIT, Inc.	2.73%
Arbor Realty Trust, Inc.	2.71%
* Excluding money market fund holdings, if any.

C000180525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Quality ETF
Class Name	Invesco S&P SmallCap Quality ETF
Trading Symbol	XSHQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Quality ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P SmallCap 600® Index, as its factor-based security selection methodology resulted in positive security selection results in the health care sector and generally positive sector allocation results.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.18%, differed from the return of the Index, 5.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the industrials sector.
Positions | Corcept Therapeutics, Inc., a health care company (no longer held at fiscal year-end), and InterDigital, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the energy sector.
Positions | Robert Half, Inc., an industrials company, and American Eagle Outfitters, Inc., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (4/6/17)
Invesco S&P SmallCap Quality ETF — NAV Return	5.18%	11.94%	8.72%
S&P SmallCap 600® Quality Index	5.51%	12.27%	9.08%
S&P Composite 1500® Index	15.06%	14.57%	14.21%
S&P SmallCap 600® Index	3.51%	11.64%	8.47%

Performance Inception Date	Apr. 06, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 289,011,211
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 1,057,065
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$289,011,211
Total number of portfolio holdings	123
Total advisory fees paid	$1,057,065
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Sterling Infrastructure, Inc.	2.73%
Armstrong World Industries, Inc.	2.69%
InterDigital, Inc.	2.33%
Moelis & Co., Class A	2.07%
PJT Partners, Inc., Class A	1.93%
Brinker International, Inc.	1.91%
Cal-Maine Foods, Inc.	1.80%
Kontoor Brands, Inc.	1.80%
Stride, Inc.	1.79%
Lincoln National Corp.	1.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sterling Infrastructure, Inc.	2.73%
Armstrong World Industries, Inc.	2.69%
InterDigital, Inc.	2.33%
Moelis & Co., Class A	2.07%
PJT Partners, Inc., Class A	1.93%
Brinker International, Inc.	1.91%
Cal-Maine Foods, Inc.	1.80%
Kontoor Brands, Inc.	1.80%
Stride, Inc.	1.79%
Lincoln National Corp.	1.76%
* Excluding money market fund holdings, if any.

C000190368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Minimum Variance ETF
Class Name	Invesco S&P 500 Minimum Variance ETF
Trading Symbol	SPMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Minimum Variance ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Minimum Variance ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities, which were out of favor in the period, caused it to underperform the S&P 500® Index.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Minimum Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.67%, differed from the return of the Index, 7.83%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Broadcom, Inc., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | Adobe, Inc., an information technology company, and Regeneron Pharmaceuticals, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/13/17)
Invesco S&P 500 Minimum Variance ETF — NAV Return	7.67%	10.55%	11.11%
S&P 500® Minimum Volatility Index	7.83%	10.67%	11.28%
S&P 500® Index	15.88%	14.74%	14.58%

Performance Inception Date	Jul. 13, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,427,334
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 4,887
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,427,334
Total number of portfolio holdings	78
Total advisory fees paid	$4,887
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	3.77%
Broadcom, Inc.	3.57%
Amazon.com, Inc.	3.23%
NVIDIA Corp.	3.05%
Apple, Inc.	2.99%
Abbott Laboratories	2.90%
Berkshire Hathaway, Inc., Class B	2.89%
T-Mobile US, Inc.	2.81%
Chubb Ltd.	2.76%
Oracle Corp.	2.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	3.77%
Broadcom, Inc.	3.57%
Amazon.com, Inc.	3.23%
NVIDIA Corp.	3.05%
Apple, Inc.	2.99%
Abbott Laboratories	2.90%
Berkshire Hathaway, Inc., Class B	2.89%
T-Mobile US, Inc.	2.81%
Chubb Ltd.	2.76%
Oracle Corp.	2.73%
* Excluding money market fund holdings, if any.

C000192788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI USA ETF
Class Name	Invesco MSCI USA ETF
Trading Symbol	PBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI USA ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the MSCI USA Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI USA Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 16.36%, differed from the return of the Index, 16.45%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector.
Positions | UnitedHealth Group, Inc., a health care company, and Eli Lilly and Co., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/22/17)
Invesco MSCI USA ETF — NAV Return	16.36%	14.40%	14.52%
MSCI USA Index	16.45%	14.45%	14.60%

Performance Inception Date	Sep. 22, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 8,447,953,848
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 2,558,023
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$8,447,953,848
Total number of portfolio holdings	547
Total advisory fees paid	$2,558,023
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.53%
Microsoft Corp.	6.34%
Apple, Inc.	6.15%
Amazon.com, Inc.	3.88%
Meta Platforms, Inc., Class A	2.84%
Broadcom, Inc.	2.36%
Alphabet, Inc., Class A	2.20%
Alphabet, Inc., Class C	1.86%
Tesla, Inc.	1.71%
JPMorgan Chase & Co.	1.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.53%
Microsoft Corp.	6.34%
Apple, Inc.	6.15%
Amazon.com, Inc.	3.88%
Meta Platforms, Inc., Class A	2.84%
Broadcom, Inc.	2.36%
Alphabet, Inc., Class A	2.20%
Alphabet, Inc., Class C	1.86%
Tesla, Inc.	1.71%
JPMorgan Chase & Co.	1.48%
* Excluding money market fund holdings, if any.

C000197638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Solar ETF
Class Name	Invesco Solar ETF
Trading Symbol	TAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Solar ETF	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the solar industry continued to be hampered primarily by performance in solar panel manufacturing companies both in the US and in China. Rising interest rates, policy uncertainty, a reduction to incentives, supply chain disruptions, and global overcapacity also pressured stock valuations and installation volumes in the US and Europe, which are important solar markets.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.14%, differed from the return of the Index, 1.35%, primarily due to fees and expenses that the Fund incurred during the period, partially offset by income earned from the securities lending program in which the Fund participates and positive differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Industry Allocations |  Electrical equipment industry, followed by the independent power and renewable electricity producers and electric utilities industries, respectively.
Positions | Nextracker, Inc., an electrical equipment company, and Enlight Renewable Energy Ltd., an independent power and renewable electricity producers company.
What detracted from performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the construction & engineering and financial services industries, respectively.
Positions | Enphase Energy Inc., a semiconductors & semiconductor equipment company, and Sunnova Energy International Inc., an independent power and renewable electricity producers company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Solar ETF — NAV Return	1.14%	-5.87%	4.47%
MAC Global Solar Energy Index (Net)	1.35%	-5.94%	3.62%
MSCI ACWI Index (Net)	15.79%	12.00%	11.10%
MSCI World Growth Index (Net)	19.31%	12.58%	14.14%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 723,321,823
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,953,220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$723,321,823
Total number of portfolio holdings	31
Total advisory fees paid	$3,953,220
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
First Solar, Inc.	9.31%
Nextracker, Inc., Class A	9.26%
GCL Technology Holdings Ltd.	7.47%
Enphase Energy, Inc.	6.91%
Sunrun, Inc.	6.45%
Xinyi Solar Holdings Ltd.	5.01%
Enlight Renewable Energy Ltd.	4.85%
SolarEdge Technologies, Inc.	4.16%
HA Sustainable Infrastructure Capital, Inc.	3.97%
Daqo New Energy Corp., ADR	3.75%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
First Solar, Inc.	9.31%
Nextracker, Inc., Class A	9.26%
GCL Technology Holdings Ltd.	7.47%
Enphase Energy, Inc.	6.91%
Sunrun, Inc.	6.45%
Xinyi Solar Holdings Ltd.	5.01%
Enlight Renewable Energy Ltd.	4.85%
SolarEdge Technologies, Inc.	4.16%
HA Sustainable Infrastructure Capital, Inc.	3.97%
Daqo New Energy Corp., ADR	3.75%
* Excluding money market fund holdings, if any.

C000209110 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Revenue ETF
Class Name	Invesco S&P 500 Revenue ETF
Trading Symbol	RWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Revenue ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index primarily due to its large average overweight to health care securities and its large average underweight to information technology securities.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.58%, differed from the return of the Index, 13.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary sector.
Positions | Walmart, Inc., a consumer staples company, and Amazon.com, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the materials sector.
Positions | UnitedHealth Group, Inc., a health care company, and Centene Corp., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Revenue ETF — NAV Return	12.58%	15.86%	12.79%
S&P 500® Revenue-Weighted Index	13.03%	16.32%	13.22%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 6,312,108,784
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 19,031,554
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,312,108,784
Total number of portfolio holdings	501
Total advisory fees paid	$19,031,554
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.72%
Walmart, Inc.	3.69%
Apple, Inc.	2.49%
CVS Health Corp.	2.25%
UnitedHealth Group, Inc.	2.18%
Berkshire Hathaway, Inc., Class B	2.04%
Exxon Mobil Corp.	1.89%
McKesson Corp.	1.83%
JPMorgan Chase & Co.	1.70%
Cencora, Inc.	1.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.72%
Walmart, Inc.	3.69%
Apple, Inc.	2.49%
CVS Health Corp.	2.25%
UnitedHealth Group, Inc.	2.18%
Berkshire Hathaway, Inc., Class B	2.04%
Exxon Mobil Corp.	1.89%
McKesson Corp.	1.83%
JPMorgan Chase & Co.	1.70%
Cencora, Inc.	1.68%
* Excluding money market fund holdings, if any.

C000209112 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 Revenue ETF
Class Name	Invesco S&P MidCap 400 Revenue ETF
Trading Symbol	RWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 Revenue ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P MidCap 400® Index rose despite experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P MidCap 400® Index, primarily due to security selection results in the communication services, industrials, and information technology sectors, partially offset by poor security selection results in the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.27%, differed from the return of the Index, 10.69%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | EchoStar Corp., a communication services company, and Performance Food Group Co., a consumer staples company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the energy sector.
Positions | ManpowerGroup, Inc., an industrials company, and Murphy USA, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400 Revenue ETF — NAV Return	10.27%	18.71%	11.66%
S&P MidCap 400® Revenue-Weighted Index	10.69%	19.12%	12.07%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P MidCap 400® Index	6.86%	12.76%	10.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 985,199,273
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 3,350,278
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$985,199,273
Total number of portfolio holdings	398
Total advisory fees paid	$3,350,278
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.79%
TD SYNNEX Corp.	2.68%
Albertson's Cos., Inc., Class A	2.64%
American Airlines Group, Inc.	2.54%
EchoStar Corp., Class A	2.17%
PBF Energy, Inc., Class A	1.58%
US Foods Holding Corp.	1.52%
Lithia Motors, Inc., Class A	1.43%
HF Sinclair Corp.	1.43%
Penske Automotive Group, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.79%
TD SYNNEX Corp.	2.68%
Albertson's Cos., Inc., Class A	2.64%
American Airlines Group, Inc.	2.54%
EchoStar Corp., Class A	2.17%
PBF Energy, Inc., Class A	1.58%
US Foods Holding Corp.	1.52%
Lithia Motors, Inc., Class A	1.43%
HF Sinclair Corp.	1.43%
Penske Automotive Group, Inc.	1.30%
* Excluding money market fund holdings, if any.

C000209113 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 Revenue ETF
Class Name	Invesco S&P SmallCap 600 Revenue ETF
Trading Symbol	RWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 Revenue ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly despite experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P SmallCap 600® Index primarily due to security selection results in the consumer staples, communication services, and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.53%, differed from the return of the Index, 8.90%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the consumer discretionary sector.
Positions | United Natural Foods, Inc., a consumer staples company, Lumen Technologies, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the energy sector.
Positions | Owens & Minor, Inc., a health care company, and Xerox Holdings Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600 Revenue ETF — NAV Return	8.53%	19.13%	11.59%
S&P SmallCap 600® Revenue-Weighted Index	8.90%	19.50%	11.89%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P SmallCap 600® Index	3.51%	11.64%	9.53%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,595,887,593
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 6,317,083
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,595,887,593
Total number of portfolio holdings	601
Total advisory fees paid	$6,317,083
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
United Natural Foods, Inc.	2.75%
World Kinect Corp.	2.55%
Kohl's Corp.	1.84%
Lincoln National Corp.	1.57%
Group 1 Automotive, Inc.	1.47%
Adient PLC	1.26%
BorgWarner, Inc.	1.18%
Asbury Automotive Group, Inc.	1.18%
Lumen Technologies, Inc.	1.04%
Sonic Automotive, Inc., Class A	1.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
United Natural Foods, Inc.	2.75%
World Kinect Corp.	2.55%
Kohl's Corp.	1.84%
Lincoln National Corp.	1.57%
Group 1 Automotive, Inc.	1.47%
Adient PLC	1.26%
BorgWarner, Inc.	1.18%
Asbury Automotive Group, Inc.	1.18%
Lumen Technologies, Inc.	1.04%
Sonic Automotive, Inc., Class A	1.04%
* Excluding money market fund holdings, if any.

C000209114 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Ultra Dividend Revenue ETF
Class Name	Invesco S&P Ultra Dividend Revenue ETF
Trading Symbol	RDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Ultra Dividend Revenue ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 900® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 900® Index primarily due to poor security selection results in consumer discretionary and communication services, as well as its lack of exposure to information technology securities.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.22%, differed from the return of the Index, 8.72%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy sector.
Positions | Philip Morris International, Inc., a consumer staples company (no longer held at fiscal year-end), and CVS Health Corp., a health care company.
What detracted from performance?
Sector Allocations |  Materials sector, followed by the consumer discretionary sector.
Positions | Best Buy Co., Inc., a consumer discretionary company, and Kraft Heinz Co. (The), a consumer staples company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Ultra Dividend Revenue ETF — NAV Return	8.22%	17.65%	10.79%
S&P 900® Dividend Revenue-Weighted Index	8.72%	18.13%	11.27%
S&P Composite 1500® Index	15.06%	14.57%	14.22%
S&P 900® Index	15.37%	14.64%	14.34%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 844,122,396
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 3,142,028
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$844,122,396
Total number of portfolio holdings	62
Total advisory fees paid	$3,142,028
Portfolio turnover rate	98%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.89%
PBF Energy, Inc., Class A	5.54%
HF Sinclair Corp.	5.29%
Best Buy Co., Inc.	5.18%
U.S. Bancorp	5.02%
Prudential Financial, Inc.	4.98%
AT&T, Inc.	4.97%
Chevron Corp.	4.88%
Truist Financial Corp.	4.05%
Macy's, Inc.	3.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	5.89%
PBF Energy, Inc., Class A	5.54%
HF Sinclair Corp.	5.29%
Best Buy Co., Inc.	5.18%
U.S. Bancorp	5.02%
Prudential Financial, Inc.	4.98%
AT&T, Inc.	4.97%
Chevron Corp.	4.88%
Truist Financial Corp.	4.05%
Macy's, Inc.	3.88%
* Excluding money market fund holdings, if any.

C000221604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 ETF
Class Name	Invesco NASDAQ 100 ETF
Trading Symbol	QQQM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology, industrials, and health care sectors, as well as its overweight allocation to the consumer staples sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 20.34%, differed from the return of the Index, 20.52%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the consumer discretionary sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the consumer staples sector.
Positions | Adobe, Inc., an information technology company, and Regeneron Pharmaceuticals, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ 100 ETF — NAV Return	20.34%	15.26%
Nasdaq-100 Index®	20.52%	15.42%
NASDAQ® Composite Index	21.95%	13.75%
Russell 3000® Index	15.84%	14.19%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 58,797,303,178
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 64,181,955
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$58,797,303,178
Total number of portfolio holdings	105
Total advisory fees paid	$64,181,955
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.73%
Microsoft Corp.	8.63%
Apple, Inc.	7.94%
Amazon.com, Inc.	5.57%
Broadcom, Inc.	5.30%
Meta Platforms, Inc., Class A	3.68%
Netflix, Inc.	2.90%
Alphabet, Inc., Class A	2.84%
Tesla, Inc.	2.78%
Alphabet, Inc., Class C	2.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.73%
Microsoft Corp.	8.63%
Apple, Inc.	7.94%
Amazon.com, Inc.	5.57%
Broadcom, Inc.	5.30%
Meta Platforms, Inc., Class A	3.68%
Netflix, Inc.	2.90%
Alphabet, Inc., Class A	2.84%
Tesla, Inc.	2.78%
Alphabet, Inc., Class C	2.67%
* Excluding money market fund holdings, if any.

C000221653 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Next Gen 100 ETF
Class Name	Invesco NASDAQ Next Gen 100 ETF
Trading Symbol	QQQJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Next Gen 100 ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its large overweight allocation to the health care sector, which was partially offset by strong security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 Index™ (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 19.66%, differed from the return of the Index, 19.86%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials sector.
Positions | AppLovin Corp., an information technology company (no longer held at fiscal year-end), and Alnylam Pharmaceuticals, Inc., a health care company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | ICON PLC, a health care company, and Sarepta Therapeutics, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ Next Gen 100 ETF — NAV Return	19.66%	6.21%
Nasdaq Next Generation 100 Index™	19.86%	6.35%
NASDAQ® Composite Index	21.95%	13.75%
Russell 3000® Index	15.84%	14.19%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 654,632,428
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 958,314
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$654,632,428
Total number of portfolio holdings	111
Total advisory fees paid	$958,314
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Alnylam Pharmaceuticals, Inc.	3.25%
eBay, Inc.	2.34%
Monolithic Power Systems, Inc.	2.23%
Seagate Technology Holdings PLC	1.98%
United Airlines Holdings, Inc.	1.92%
Tractor Supply Co.	1.83%
Astera Labs, Inc.	1.68%
Insmed, Inc.	1.61%
Western Digital Corp.	1.56%
Expedia Group, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alnylam Pharmaceuticals, Inc.	3.25%
eBay, Inc.	2.34%
Monolithic Power Systems, Inc.	2.23%
Seagate Technology Holdings PLC	1.98%
United Airlines Holdings, Inc.	1.92%
Tractor Supply Co.	1.83%
Astera Labs, Inc.	1.68%
Insmed, Inc.	1.61%
Western Digital Corp.	1.56%
Expedia Group, Inc.	1.46%
* Excluding money market fund holdings, if any.

C000228442 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 QVM Multi-factor ETF
Class Name	Invesco S&P 500 QVM Multi-factor ETF
Trading Symbol	QVML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 QVM Multi-factor ETF	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index, as its factor-based security selection methodology resulted in poor security selection results in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 15.55%, differed from the return of the Index, 15.69%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Alphabet, Inc., a communication services company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | UnitedHealth Group, Inc., a health care company, and Eli Lilly and Co., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/21)
Invesco S&P 500 QVM Multi-factor ETF — NAV Return	15.55%	12.20%
S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index	15.69%	12.33%
S&P 500® Index	15.88%	11.93%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,378,982,767
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 1,286,302
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,378,982,767
Total number of portfolio holdings	449
Total advisory fees paid	$1,286,302
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.98%
Apple, Inc.	7.84%
Alphabet, Inc., Class C	4.84%
Amazon.com, Inc.	4.62%
Meta Platforms, Inc., Class A	3.36%
Berkshire Hathaway, Inc., Class B	2.12%
JPMorgan Chase & Co.	1.85%
Visa, Inc., Class A	1.32%
Eli Lilly and Co.	1.17%
Netflix, Inc.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.98%
Apple, Inc.	7.84%
Alphabet, Inc., Class C	4.84%
Amazon.com, Inc.	4.62%
Meta Platforms, Inc., Class A	3.36%
Berkshire Hathaway, Inc., Class B	2.12%
JPMorgan Chase & Co.	1.85%
Visa, Inc., Class A	1.32%
Eli Lilly and Co.	1.17%
Netflix, Inc.	1.14%
* Excluding money market fund holdings, if any.

C000228443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Class Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Trading Symbol	QVMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 QVM Multi-factor ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P MidCap 400® Index rose after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P MidCap 400® Index, as its factor-based security selection methodology resulted in positive security selection results in the health care and consumer staples sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.01%, differed from the return of the Index, 7.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Comfort Systems USA, Inc., an industrials company, and Interactive Brokers Group, Inc., a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer discretionary sector.
Positions | Avantor, Inc., a health care company, and Acadia Healthcare Co., Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/21)
Invesco S&P MidCap 400 QVM Multi-factor ETF — NAV Return	7.01%	6.15%
S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index	7.16%	6.27%
S&P Composite 1500® Index	15.06%	11.38%
S&P MidCap 400® Index	6.86%	6.27%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 368,209,427
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 505,649
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$368,209,427
Total number of portfolio holdings	359
Total advisory fees paid	$505,649
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
EMCOR Group, Inc.	1.04%
Comfort Systems USA, Inc.	0.87%
Pure Storage, Inc., Class A	0.85%
RB Global, Inc.	0.75%
Flex Ltd.	0.73%
US Foods Holding Corp.	0.68%
Tenet Healthcare Corp.	0.67%
DocuSign, Inc.	0.66%
Carlisle Cos., Inc.	0.64%
Burlington Stores, Inc.	0.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EMCOR Group, Inc.	1.04%
Comfort Systems USA, Inc.	0.87%
Pure Storage, Inc., Class A	0.85%
RB Global, Inc.	0.75%
Flex Ltd.	0.73%
US Foods Holding Corp.	0.68%
Tenet Healthcare Corp.	0.67%
DocuSign, Inc.	0.66%
Carlisle Cos., Inc.	0.64%
Burlington Stores, Inc.	0.64%
* Excluding money market fund holdings, if any.

C000228444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Class Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Trading Symbol	QVMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P SmallCap 600® Index rose slightly after experiencing significant volatility in the first half of 2025 due to elevated geopolitical and policy uncertainty. The Fund outperformed the S&P SmallCap 600® Index, as its factor-based security selection methodology resulted in generally positive security selection and sector allocation results.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.10%, differed from the return of the Index, 4.27%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the industrials sector.
Positions | MP Materials Corp., a materials company, and Mr. Cooper Group, Inc., a financials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the energy sector.
Positions | Organon & Co., a health care company, and Robert Half, Inc., an industrials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/21)
Invesco S&P SmallCap 600 QVM Multi-factor ETF — NAV Return	4.10%	4.18%
S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index	4.27%	4.32%
S&P Composite 1500® Index	15.06%	11.38%
S&P SmallCap 600® Index	3.51%	2.79%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 205,656,349
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 290,451
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$205,656,349
Total number of portfolio holdings	541
Total advisory fees paid	$290,451
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	0.87%
Kratos Defense & Security Solutions, Inc.	0.73%
BorgWarner, Inc.	0.73%
Armstrong World Industries, Inc.	0.69%
SPX Technologies, Inc.	0.65%
Sterling Infrastructure, Inc.	0.63%
Qorvo, Inc.	0.62%
Stride, Inc.	0.59%
Lincoln National Corp.	0.58%
MP Materials Corp.	0.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	0.87%
Kratos Defense & Security Solutions, Inc.	0.73%
BorgWarner, Inc.	0.73%
Armstrong World Industries, Inc.	0.69%
SPX Technologies, Inc.	0.65%
Sterling Infrastructure, Inc.	0.63%
Qorvo, Inc.	0.62%
Stride, Inc.	0.59%
Lincoln National Corp.	0.58%
MP Materials Corp.	0.58%
* Excluding money market fund holdings, if any.

C000228754 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Biotechnology ETF
Class Name	Invesco Nasdaq Biotechnology ETF
Trading Symbol	IBBQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Biotechnology ETF	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P Composite 1500® Biotechnology Index fell amid negative performance in the health care sector. While biotechnology stocks faced headwinds, the Fund outperformed the S&P Composite 1500® Biotechnology Index primarily due to its allocation to the pharmaceuticals and life sciences tools & services industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq BiotechnologyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -3.44%, differed from the return of the Index, -3.36%, primarily due to fees and expenses that the Fund incurred during the period, partially offset by income earned from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Pharmaceuticals industry, followed by the health care providers & services industry.
Positions | Gilead Sciences, Inc., a biotechnology company, followed by Alnylam Pharmaceuticals, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations |  Biotechnology industry, followed by the health care equipment & supplies industry.
Positions | Regeneron Pharmaceuticals, Inc., a biotechnology company, and Moderna, Inc., a biotechnology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/11/21)
Invesco Nasdaq Biotechnology ETF — NAV Return	-3.44%	-1.26%
Nasdaq Biotechnology™ Index	-3.36%	-1.18%
NASDAQ® Composite Index	21.95%	11.36%
S&P Composite 1500® Biotechnology Index	-6.97%	6.32%

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 35,778,813
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 72,215
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$35,778,813
Total number of portfolio holdings	259
Total advisory fees paid	$72,215
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	7.22%
Amgen, Inc.	7.03%
Vertex Pharmaceuticals, Inc.	6.23%
Regeneron Pharmaceuticals, Inc.	6.22%
Alnylam Pharmaceuticals, Inc.	5.16%
AstraZeneca PLC, ADR	4.80%
Insmed, Inc.	2.52%
argenx SE, ADR	2.29%
Biogen, Inc.	1.97%
Summit Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	7.22%
Amgen, Inc.	7.03%
Vertex Pharmaceuticals, Inc.	6.23%
Regeneron Pharmaceuticals, Inc.	6.22%
Alnylam Pharmaceuticals, Inc.	5.16%
AstraZeneca PLC, ADR	4.80%
Insmed, Inc.	2.52%
argenx SE, ADR	2.29%
Biogen, Inc.	1.97%
Summit Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.

C000228755 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco PHLX Semiconductor ETF
Class Name	Invesco PHLX Semiconductor ETF
Trading Symbol	SOXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco PHLX Semiconductor ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Fund underperformed the S&P Composite 1500® Semiconductor Index due primarily to weighting market caps, which significantly limited exposure to both NVIDIA Corp. and Broadcom, Inc., hampering returns versus the S&P Composite 1500® Semiconductor Index. The two holdings averaged approximately 75% of the index weighting versus only 24% of the Fund's weighting.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the PHLX SemiconductorTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.64%, differed from the return of the Index, 10.90%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry.
Positions | Broadcom, Inc., a semiconductors & semiconductor equipment company, and NVIDIA Corp., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | ON Semiconductor Corp., a semiconductors & semiconductor equipment company, and GLOBALFOUNDRIES, Inc., a semiconductors & semiconductor equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/11/21)
Invesco PHLX Semiconductor ETF — NAV Return	10.64%	15.55%
PHLX Semiconductor™ Index	10.90%	15.77%
NASDAQ® Composite Index	21.95%	11.36%
S&P Composite 1500® Semiconductor Index	40.45%	39.12%

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 509,992,918
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 888,067
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$509,992,918
Total number of portfolio holdings	33
Total advisory fees paid	$888,067
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.93%
Broadcom, Inc.	10.27%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.99%
Advanced Micro Devices, Inc.	4.91%
Micron Technology, Inc.	4.21%
Intel Corp.	4.16%
Lam Research Corp.	4.14%
NXP Semiconductors N.V.	4.11%
Analog Devices, Inc.	3.93%
KLA Corp.	3.86%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.93%
Broadcom, Inc.	10.27%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.99%
Advanced Micro Devices, Inc.	4.91%
Micron Technology, Inc.	4.21%
Intel Corp.	4.16%
Lam Research Corp.	4.14%
NXP Semiconductors N.V.	4.11%
Analog Devices, Inc.	3.93%
KLA Corp.	3.86%
* Excluding money market fund holdings, if any.

C000229782 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG NASDAQ 100 ETF
Class Name	Invesco ESG NASDAQ 100 ETF
Trading Symbol	QQMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ 100 ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 ESG™ Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 19.32%, differed from the return of the Index, 19.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the consumer staples sector.
Positions | Adobe, Inc., an information technology company, and Apple, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ 100 ETF — NAV Return	19.32%	12.76%
Nasdaq-100 ESG™ Index	19.55%	12.96%
NASDAQ® Composite Index	21.95%	10.17%

Performance Inception Date	Oct. 27, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 99,592,151
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 147,216
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$99,592,151
Total number of portfolio holdings	93
Total advisory fees paid	$147,216
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.64%
Microsoft Corp.	9.92%
Apple, Inc.	8.48%
Broadcom, Inc.	5.60%
Amazon.com, Inc.	3.94%
Netflix, Inc.	3.55%
Alphabet, Inc., Class A	2.18%
Tesla, Inc.	2.16%
Cisco Systems, Inc.	2.11%
Advanced Micro Devices, Inc.	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.64%
Microsoft Corp.	9.92%
Apple, Inc.	8.48%
Broadcom, Inc.	5.60%
Amazon.com, Inc.	3.94%
Netflix, Inc.	3.55%
Alphabet, Inc., Class A	2.18%
Tesla, Inc.	2.16%
Cisco Systems, Inc.	2.11%
Advanced Micro Devices, Inc.	2.08%
* Excluding money market fund holdings, if any.

C000229783 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG NASDAQ Next Gen 100 ETF
Class Name	Invesco ESG NASDAQ Next Gen 100 ETF
Trading Symbol	QQJG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ESG NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ Next Gen 100 ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its large overweight allocation to the health care sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 ESG™ Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 16.23%, differed from the return of the Index, 16.46%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the consumer discretionary sector.
Positions | AppLovin Corp., an information technology company (no longer held at fiscal year-end), and Seagate Technology Holdings PLC, an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | ICON PLC, a health care company, and Cooper Cos., Inc. (The), a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ Next Gen 100 ETF — NAV Return	16.23%	2.47%
Nasdaq Next Generation 100 ESG™ Index	16.46%	2.66%
NASDAQ® Composite Index	21.95%	10.17%

Performance Inception Date	Oct. 27, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,923,441
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 11,593
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$5,923,441
Total number of portfolio holdings	95
Total advisory fees paid	$11,593
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
eBay, Inc.	3.27%
Seagate Technology Holdings PLC	3.22%
Monolithic Power Systems, Inc.	2.92%
Alnylam Pharmaceuticals, Inc.	2.81%
Tractor Supply Co.	2.72%
Western Digital Corp.	2.44%
Flex Ltd.	2.07%
NetApp, Inc.	1.91%
Trimble, Inc.	1.87%
Ulta Beauty, Inc.	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
eBay, Inc.	3.27%
Seagate Technology Holdings PLC	3.22%
Monolithic Power Systems, Inc.	2.92%
Alnylam Pharmaceuticals, Inc.	2.81%
Tractor Supply Co.	2.72%
Western Digital Corp.	2.44%
Flex Ltd.	2.07%
NetApp, Inc.	1.91%
Trimble, Inc.	1.87%
Ulta Beauty, Inc.	1.86%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000231951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG S&P 500 Equal Weight ETF
Class Name	Invesco ESG S&P 500 Equal Weight ETF
Trading Symbol	RSPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG S&P 500 Equal Weight ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index, as its equal-weighting methodology caused it to be notably underweight top performing securities during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500 Equal Weight Scored & Screened Leaders Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.90%, differed from the return of the Index, 8.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer discretionary sector, followed by the financials sector.
Positions | Royal Caribbean Cruises Ltd., a consumer discretionary company, and Carnival Corp., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | Moderna, Inc., a health care company, and Centene Corp., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (11/17/21)
Invesco ESG S&P 500 Equal Weight ETF — NAV Return	7.90%	5.55%
S&P 500 Equal Weight Scored & Screened Leaders Select Index	8.03%	5.74%
S&P 500® Index	15.88%	10.48%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 10, 2025, the Index changed its name from the S&P 500 Equal Weight ESG Leaders Select Index to the S&P 500 Equal Weight Scored & Screened Leaders Select Index. The methodology remains the same.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 25,731,134
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 43,152
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$25,731,134
Total number of portfolio holdings	189
Total advisory fees paid	$43,152
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Western Digital Corp.	0.74%
Newmont Corp.	0.71%
D.R. Horton, Inc.	0.70%
Royal Caribbean Cruises Ltd.	0.70%
Advanced Micro Devices, Inc.	0.69%
Carnival Corp.	0.68%
Corning, Inc.	0.68%
United Rentals, Inc.	0.68%
Estee Lauder Cos., Inc. (The), Class A	0.67%
Humana, Inc.	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Western Digital Corp.	0.74%
Newmont Corp.	0.71%
D.R. Horton, Inc.	0.70%
Royal Caribbean Cruises Ltd.	0.70%
Advanced Micro Devices, Inc.	0.69%
Carnival Corp.	0.68%
Corning, Inc.	0.68%
United Rentals, Inc.	0.68%
Estee Lauder Cos., Inc. (The), Class A	0.67%
Humana, Inc.	0.67%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000237581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Future Gen 200 ETF
Class Name	Invesco NASDAQ Future Gen 200 ETF
Trading Symbol	QQQS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Future Gen 200 ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index primarily due to its large overweight allocation to the health care sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Innovators Completion CapTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 13.50%, differed from the return of the Index, 13.38%, primarily due to income from securities lending in which the Fund participates, partially offset by trading commissions and brokerage fees, as well as fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials sector.
Positions | Microvast Holdings, Inc., an industrials company (no longer held at fiscal year-end), and CommScope Holding Co., Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the health care sector.
Positions | Ironwood Pharmaceuticals, Inc., a health care company (no longer held at fiscal year-end), and QVC Group, Inc., Class A, a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/22)
Invesco NASDAQ Future Gen 200 ETF — NAV Return	13.50%	7.48%
Nasdaq Innovators Completion Cap™ Index	13.38%	7.43%
NASDAQ® Composite Index	21.95%	28.51%
Russell 2000® Index	8.17%	13.16%

Performance Inception Date	Oct. 13, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 9,464,197
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 16,857
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$9,464,197
Total number of portfolio holdings	206
Total advisory fees paid	$16,857
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Viasat, Inc.	1.48%
EchoStar Corp., Class A	1.40%
Nektar Therapeutics	1.10%
Aldeyra Therapeutics, Inc.	1.09%
CommScope Holding Co., Inc.	1.06%
Esperion Therapeutics, Inc.	1.05%
Aehr Test Systems	1.05%
ATAI Life Sciences N.V.	0.80%
nLight, Inc.	0.76%
SolarEdge Technologies, Inc.	0.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Viasat, Inc.	1.48%
EchoStar Corp., Class A	1.40%
Nektar Therapeutics	1.10%
Aldeyra Therapeutics, Inc.	1.09%
CommScope Holding Co., Inc.	1.06%
Esperion Therapeutics, Inc.	1.05%
Aehr Test Systems	1.05%
ATAI Life Sciences N.V.	0.80%
nLight, Inc.	0.76%
SolarEdge Technologies, Inc.	0.76%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective October 14, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
Effective October 14, 2025, the Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000246583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Class Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Trading Symbol	QOWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Free Cash Flow Achievers ETF	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the Russell 3000® Index rose, driven primarily by securities in the information technology sector. The Fund underperformed the Russell 3000® Index primarily due to its security selection results in the health care sector, as well as its security selection results in the information technology and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Free Cash Flow AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.28%, differed from the return of the Index, 14.73%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the interactive media & services industry.
Positions | NVIDIA Corp., a semiconductors & semiconductor equipment company, and Broadcom, Inc., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations |  Health care providers & services industry, followed by the life sciences tools & services industry.
Positions | UnitedHealth Group, Inc., a health care providers & services company (no longer held at fiscal year-end), and Adobe, Inc., a software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/6/23)
Invesco Nasdaq Free Cash Flow Achievers ETF — NAV Return	14.28%	27.42%
Nasdaq US Free Cash Flow Achievers™ Index	14.73%	27.84%
Russell 3000® Index	15.84%	23.56%

Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 15,036,040
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 50,950
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$15,036,040
Total number of portfolio holdings	53
Total advisory fees paid	$50,950
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.28%
Meta Platforms, Inc., Class A	7.72%
Broadcom, Inc.	7.64%
Mastercard, Inc., Class A	4.64%
Thermo Fisher Scientific, Inc.	3.39%
Salesforce, Inc.	3.28%
ServiceNow, Inc.	2.86%
Intuit, Inc.	2.79%
KLA Corp.	2.70%
Cadence Design Systems, Inc.	2.59%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.28%
Meta Platforms, Inc., Class A	7.72%
Broadcom, Inc.	7.64%
Mastercard, Inc., Class A	4.64%
Thermo Fisher Scientific, Inc.	3.39%
Salesforce, Inc.	3.28%
ServiceNow, Inc.	2.86%
Intuit, Inc.	2.79%
KLA Corp.	2.70%
Cadence Design Systems, Inc.	2.59%
* Excluding money market fund holdings, if any.

C000246584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 High Dividend Growers ETF
Class Name	Invesco S&P 500 High Dividend Growers ETF
Trading Symbol	DIVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 High Dividend Growers ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P Composite 1500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P Composite 1500® Index, as its yield-forecast based methodology caused it to overweight securities in defensive sectors and underweight information technology and consumer discretionary securities.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Dividend Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.93%, differed from the return of the Index, 8.40%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities sector.
Positions | Altria Group, Inc., a consumer staples company, and Franklin Resources, Inc., a financials company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the real estate sector.
Positions | LyondellBasell Industries N.V., a materials company, and FMC Corp., a materials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/6/23)
Invesco S&P 500 High Dividend Growers ETF — NAV Return	7.93%	18.99%
S&P 500® High Dividend Growth Index	8.40%	19.00%
S&P Composite 1500® Index	15.06%	23.31%

Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,815,477
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 17,956
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$7,815,477
Total number of portfolio holdings	102
Total advisory fees paid	$17,956
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Franklin Resources, Inc.	2.62%
Altria Group, Inc.	2.34%
Pfizer, Inc.	2.11%
LyondellBasell Industries N.V., Class A	2.07%
AES Corp. (The)	2.06%
Regions Financial Corp.	2.03%
Crown Castle, Inc.	1.80%
Alexandria Real Estate Equities, Inc.	1.72%
VICI Properties, Inc.	1.68%
Citizens Financial Group, Inc.	1.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Franklin Resources, Inc.	2.62%
Altria Group, Inc.	2.34%
Pfizer, Inc.	2.11%
LyondellBasell Industries N.V., Class A	2.07%
AES Corp. (The)	2.06%
Regions Financial Corp.	2.03%
Crown Castle, Inc.	1.80%
Alexandria Real Estate Equities, Inc.	1.72%
VICI Properties, Inc.	1.68%
Citizens Financial Group, Inc.	1.68%
* Excluding money market fund holdings, if any.

C000248728 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® GARP ETF
Class Name	Invesco S&P SmallCap 600® GARP ETF
Trading Symbol	GRPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® GARP ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P Composite 1500 Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The large-cap S&P 500® Index outperformed the S&P SmallCap 600® Index. The Fund underperformed the S&P Composite 1500 due to its focus on small-cap securities.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 3.92%, differed from the return of the Index, 3.88%, primarily due to positive differences in the tax withholding treatment of dividends between the Fund and the Index, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Cal-Maine Foods, Inc., a consumer staples company, and InterDigital, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | Alpha Metallurgical Resources, Inc., a materials company (no longer held at fiscal year-end), and Caleres, Inc., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/27/24)
Invesco S&P SmallCap 600® GARP ETF — NAV Return	3.92%	6.32%
S&P SmallCap 600® GARP Index	3.88%	6.29%
S&P Composite 1500® Index	15.06%	16.34%

Performance Inception Date	Mar. 27, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,711,624
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 8,373
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,711,624
Total number of portfolio holdings	93
Total advisory fees paid	$8,373
Portfolio turnover rate	81%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Worthington Steel, Inc.	2.51%
Clear Secure, Inc., Class A	2.16%
Powell Industries, Inc.	2.06%
DXP Enterprises, Inc.	1.97%
InterDigital, Inc.	1.91%
Tidewater, Inc.	1.79%
International Seaways, Inc.	1.78%
Helmerich & Payne, Inc.	1.65%
Cal-Maine Foods, Inc.	1.62%
Dream Finders Homes, Inc., Class A	1.61%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Worthington Steel, Inc.	2.51%
Clear Secure, Inc., Class A	2.16%
Powell Industries, Inc.	2.06%
DXP Enterprises, Inc.	1.97%
InterDigital, Inc.	1.91%
Tidewater, Inc.	1.79%
International Seaways, Inc.	1.78%
Helmerich & Payne, Inc.	1.65%
Cal-Maine Foods, Inc.	1.62%
Dream Finders Homes, Inc., Class A	1.61%
* Excluding money market fund holdings, if any.

C000255241 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Low Volatility ETF
Class Name	Invesco QQQ Low Volatility ETF
Trading Symbol	QQLV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco QQQ Low Volatility ETF (the “Fund”) for the period December 2, 2024 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Low Volatility ETF	$19	0.25%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 19	[3]
Expense Ratio, Percent	0.25%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities within the Nasdaq-100 Index® caused it to have large overweight allocations to the consumer staples and industrials sectors and a large underweight allocation to the information technology sector, all of which were headwinds to performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Low VolatilityTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period December 4, 2024 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.64%, differed from the return of the Index, 1.81%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the consumer discretionary sector.
Positions | O'Reilly Automotive, Inc., a consumer discretionary company, and AstraZeneca PLC, a health care company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the communication services sector.
Positions | Cintas Corp., an industrials company, and Electronic Arts, Inc., a communication services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/4/24)
Invesco QQQ Low Volatility ETF — NAV Return	1.64%
Nasdaq-100 Low Volatility™ Index	1.81%
NASDAQ® Composite Index	9.27%

Performance Inception Date	Dec. 04, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,759,245
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,163
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,759,245
Total number of portfolio holdings	27
Total advisory fees paid	$5,163
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
PepsiCo, Inc.	5.09%
Linde PLC	4.90%
O'Reilly Automotive, Inc.	4.88%
American Electric Power Co., Inc.	4.85%
Exelon Corp.	4.45%
Xcel Energy, Inc.	4.45%
Coca-Cola Europacific Partners PLC	4.40%
Automatic Data Processing, Inc.	4.38%
AstraZeneca PLC, ADR	4.19%
Cisco Systems, Inc.	4.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
PepsiCo, Inc.	5.09%
Linde PLC	4.90%
O'Reilly Automotive, Inc.	4.88%
American Electric Power Co., Inc.	4.85%
Exelon Corp.	4.45%
Xcel Energy, Inc.	4.45%
Coca-Cola Europacific Partners PLC	4.40%
Automatic Data Processing, Inc.	4.38%
AstraZeneca PLC, ADR	4.19%
Cisco Systems, Inc.	4.17%
* Excluding money market fund holdings, if any.

C000255422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI North America Climate ETF
Class Name	Invesco MSCI North America Climate ETF
Trading Symbol	KLMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI North America Climate ETF (the “Fund”) for the period December 9, 2024 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI North America Climate ETF	$7	0.09%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 7	[5]
Expense Ratio, Percent	0.09%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2025, the MSCI North America Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the MSCI North America Index primarily due to security selection in the consumer staples sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Climate 500 North America Selection Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index as well as American depositary receipts ("ADRs") and global depositary receipts ("GDRs") that represent securities in the Index.
• For the fiscal period December 11, 2024 (Fund inception) through August 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.03%, differed from the return of the Index, 7.14%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom, Inc., and information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer discretionary sector.
Positions | Apple, Inc., an information technology company, and Tesla, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/11/24)
Invesco MSCI North America Climate ETF — NAV Return	7.03%
MSCI Global Climate 500 North America Selection Index	7.14%
MSCI ACWI Index (Net)	10.42%
MSCI North America Index	7.13%

Performance Inception Date	Dec. 11, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,679,098,448
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 1,480,900
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,679,098,448
Total number of portfolio holdings	284
Total advisory fees paid	$1,480,900
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.19%
Microsoft Corp.	6.09%
Apple, Inc.	5.91%
Amazon.com, Inc.	3.71%
Meta Platforms, Inc., Class A	2.78%
Alphabet, Inc., Class A	2.38%
Broadcom, Inc.	2.27%
Tesla, Inc.	1.65%
Alphabet, Inc., Class C	1.53%
JPMorgan Chase & Co.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.19%
Microsoft Corp.	6.09%
Apple, Inc.	5.91%
Amazon.com, Inc.	3.71%
Meta Platforms, Inc., Class A	2.78%
Alphabet, Inc., Class A	2.38%
Broadcom, Inc.	2.27%
Tesla, Inc.	1.65%
Alphabet, Inc., Class C	1.53%
JPMorgan Chase & Co.	1.45%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's Index is a subset of the MSCI ACWI Select Climate 500 Index (the “Parent Index”). Effective June 2, 2025, the methodology for the Parent Index was modified, such that it (i) no longer excludes companies in the business of fossil fuel power generation from the Parent Index’s investment universe, and (ii) lowered certain thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Parent Index’s investment universe. Accordingly, effective June 2, 2025, the Fund modified its principal investment strategies to describe the Parent Index methodology updates.

Material Fund Change Strategies [Text Block]	Accordingly, effective June 2, 2025, the Fund modified its principal investment strategies to describe the Parent Index methodology updates.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[6]	Annualized.